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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-08895

ING Funds Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices)            (Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Classic Money Market Fund
ING GNMA Income Fund
ING High Yield Bond Fund
ING Intermediate Bond Fund
ING Lexington Money Market Trust
ING Money Market Fund
ING National Tax Exempt Bond Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of December 31, 2004 (Unaudited)

Principal
Amount			Value

CERTIFICATES OF DEPOSIT: 5.3%
$4,100,000		ABN AMRO Bank NV, 2.335%, due 03/18/05	$4,099,830
6,600,000	@@	Barclays Bank PLC, 1.913%, due 02/03/05	6,600,031
2,000,000		HSBC Bank, 1.555%, due 04/22/05	2,000,000
4,000,000		Royal Bank of Canada, 2.350%, due 03/30/05	3,999,849
4,900,000		Wells Fargo Bank, 2.350%, due 01/27/05	4,899,999
4,900,000		Wells Fargo Bank, 2.420%, due 01/07/05	4,900,000

		Total Certificates of Deposit
		(Cost $26,499,709)	26,499,709

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.9%
3,900,000	#, XX	Blue Heron Funding Ltd., 2.443%, due 05/18/05	3,900,000
4,000,000	#, XX	Blue Heron Funding Ltd., 2.443%, due 03/18/05	4,000,000
3,900,000	#, XX	Blue Heron Funding Ltd., 2.448%, due 02/23/05	3,900,000
5,000,000	#, XX	CHEYNE 2004-1A, 2.280%, due 11/10/05	5,000,000
4,500,000	#, I, XX	Newcastle CDO I Ltd., 2.447%, due 10/24/05	4,500,000
4,600,000	#, XX	Putnam Structured Product CDO, 2.423%, due 02/15/05	4,600,000
3,400,000	#, XX	Whitehawk CDO Funding Ltd., 2.520%, due 03/15/05	3,400,000

		Total Collateralized Mortgage Obligations
		(Cost $29,300,000)	29,300,000

COMMERCIAL PAPER: 41.9%
9,600,000	@@	ABS Bank Ltd., 2.210%, due 02/14/05	9,573,600
3,250,000	@@	ASB Bank Ltd., 2.280%, due 02/02/05	3,243,211
7,550,000		BellSouth Corp., 1.610%, due 01/05/05	7,548,315
6,200,000	#	Concord Minuteman Cap, 2.380%, due 01/11/06	6,199,903
6,200,000	#	Concord Minutemen Cap, 2.210%, due 01/13/05	6,195,061
9,300,000	#	Concord Minutemen Cap, 2.350%, due 01/09/06	9,300,000
12,000,000		Corporate Asset Funding Corp., 1.790%, due 01/06/05	11,996,416
9,000,000		Credit Suisse First Boston Corp., 1.950%, due 01/10/05	8,995,118
4,500,000		Credit Suisse First Boston Corp., 1.830%, due 01/12/05	4,497,250
4,500,000		Crown Point Capital Co., 1.710%, due 01/07/05	4,498,500
13,500,000		Crown Point Capital Co., 2.020%, due 03/08/05	13,449,441
5,750,000		Galaxy Funding, 1.780%, due 01/06/05	5,748,291
4,700,000		Galaxy Funding, 1.880%, due 01/13/05	4,696,804
3,500,000		Golden Peanut Co. LLC, 2.230%, due 02/03/05	3,492,653
4,400,000	#	Goldman Sachs Group, 2.388%, due 07/29/05	4,400,000
4,400,000	@@	Greenwich Capital Holdings, Inc., 2.358%, due 01/14/05	4,400,000
9,400,000		Household Financial Corp., 2.000%, due 01/11/05	9,394,256
4,700,000		Monument Gardens, 2.130%, due 01/18/05	4,695,006
4,700,000		Monument Gardens, 2.300%, due 01/24/05	4,692,793
4,000,000		Monument Gardens, 2.290%, due 01/24/05	3,993,892
5,306,000		SBC Communication, 2.000%, due 01/18/05	5,300,688
2,000,000	#	St. Germain Holdings Ltd., 1.530%, due 01/03/05	1,999,746
5,800,000	#	St. Germain Holdings Ltd., 2.130%, due 01/10/05	5,796,564
5,000,000	#	St. Germain Holdings Ltd., 2.230%, due 01/28/05	4,991,338
4,900,000	#	St. Germain Holdings Ltd., 2.400%, due 02/14/05	4,885,327
4,700,000		Thunder Bay Funding, 2.020%, due 01/10/05	4,697,368
6,200,000		Thunder Bay Funding, 2.260%, due 01/25/05	6,190,287
4,918,000		Thunder Bay Funding, 2.260%, due 01/26/05	4,909,974
9,000,000		Tulip Funding Corp., 2.040%, due 01/07/05	8,996,430
4,700,000		Tulip Funding Corp., 2.130%, due 01/10/05	4,697,227
4,700,000		Tulip Funding Corp., 2.240%, due 01/19/05	4,694,454
2,297,000		Tulip Funding Corp., 2.270%, due 01/28/05	2,292,952
4,819,000	@@	UBS AG, 1.790%, due 01/04/05	4,818,040
8,000,000	#	Verizon Global Funding, 2.600%, due 01/13/06	8,000,000
4,481,000		Yorktown Capital LLC, 2.250%, due 01/21/05	4,475,125

		Total Commercial Paper
		(Cost $207,756,030)	207,756,030

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 31.6%
4,000,000	@@	ABN AMRO Bank NV, 1.170%, due 01/03/05	$3,999,729
4,198,000		American General Finance Corp., 7.250%, due 05/15/05	4,271,246
3,925,000	#	American General Financial Corp., 2.403%, due 01/06/06	3,925,000
2,250,000	#	American Honda Finance, 2.140%, due 04/11/05	2,250,188
2,750,000	#	American Honda Finance, 2.370%, due 05/16/05	2,750,670
4,950,000		Associates Corp. NA, 2.649%, due 06/27/05	4,953,185
6,928,000		Bank One Corp., 7.625%, due 08/01/05	7,128,151
5,300,000		Bank One NA, 2.558%, due 07/26/05	5,305,397
4,800,000		Bear Stearns Cos., Inc., 2.351%, due 02/03/06	4,800,000
4,825,000		Bear Stearns Cos., Inc., 2.428%, due 01/28/06	4,825,000
5,800,000		Bear Stearns Cos., Inc., 2.460%, due 11/28/05	5,804,116
5,000,000		BellSouth Corp., 2.498%, due 01/04/05	5,000,000
4,700,000		Credit Suisse First Boston USA, Inc., 2.508%, due 01/14/05	4,700,733
3,300,000		Credit Suisse First Boston USA, Inc., 2.510%, due 02/08/05	3,300,996
6,000,000		General Electric Capital Corp., 2.460%, due 02/09/05	5,999,999
5,600,000		General Electric Capital Corp., 2.615%, due 03/15/05	5,602,096
4,400,000	#	Goldman Sachs Group LP, 2.393%, due 01/13/06	4,400,000
3,000,000	@@, #	HBOS Treasury Services PLC, 2.270%, due 02/01/06	3,000,000
6,100,000	@@, #	HBOS Treasury Services PLC, 2.550%, due 01/24/06	6,100,000
2,500,000		J.P. Morgan Chase & Co., 2.769%, due 03/29/05	2,501,490
4,400,000		Merrill Lynch & Co., Inc., 1.978%, due 01/05/05	4,400,005
9,200,000	#, I	Money Market Trust Series A, 2.478%, due 01/09/06	9,200,000
2,530,000		Morgan Stanley, 2.350%, due 01/24/05	2,530,024
4,700,000		Morgan Stanley, 2.523%, due 08/15/05	4,703,769
1,400,000		PNC Bank NA, 2.510%, due 05/18/05	1,401,276
2,750,000	#	The Bank of New York Co., Inc., 2.438%, due 01/27/06	2,750,000
3,300,000		Toyota Motor Credit Corp., 2.200%, due 02/07/05	3,300,150
9,018,000		Verizon Global Funding Corp., 6.750%, due 12/01/05	9,335,178
3,300,000		Wachovia Corp., 2.840%, due 03/31/05	3,303,251
11,300,000		Wal-Mart Stores, Inc., 2.296%, due 02/22/05	11,300,358
2,100,000		Washington Mutual Bank, 2.060%, due 07/18/05	2,100,000
3,800,000		Wells Fargo & Co., 2.310%, due 02/02/06	3,800,048
5,450,000		Wells Fargo & Co., 2.579%, due 09/29/05	5,452,719
2,700,000		Westpac Banking Corp., 2.450%, due 01/11/06	2,700,000

		Total Corporate Bonds/Notes
		(Cost $156,894,774)	156,894,774

U.S. GOVERNMENT AGENCY OBLIGATIONS(2): 7.5%
		Federal Home Loan Bank: 4.0%
4,200,000		1.400%, due 02/25/05	4,200,000
4,000,000		1.425%, due 04/04/05	4,000,000
2,700,000		1.470%, due 02/28/05	2,700,000
2,700,000		1.500%, due 03/01/05	2,700,000
4,000,000		1.600%, due 03/01/05	4,000,000
2,500,000		1.600%, due 05/16/05	2,500,000

			20,100,000

		Federal Home Loan Mortgage Corporation: 0.8%
4,000,000		1.500%, due 02/14/05	4,000,000

			4,000,000

		Federal National Mortgage Association: 2.7%
4,350,000		1.400%, due 02/25/05	4,350,000
4,000,000		1.550%, due 05/04/05	4,000,000
1,900,000		1.610%, due 05/13/05	1,900,000
2,700,000		1.630%, due 01/03/05	2,700,000

			12,950,000

		Total U.S. Government Agency Obligations
		(Cost $37,050,000)	37,050,000

PORTFOLIO OF INVESTMENTS
ING Classic Money Market Fund(1)	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount				Value

REPURCHASE AGREEMENT: 8.1%
40,292,000		Goldman Sachs Repurchase Agreement dated 12/31/04/04, 2.230% due 01/03/05, $40,299,488 to be received upon repurchase (Collateralized by $77,549,552 various U.S. Treasury Obligations, 0.000-4.750%, Market Value plus accrued interest $41,500,760, due 03/31/05-05/15/30).		$40,292,000

		Total Repurchase Agreement
		(Cost $40,292,000)		40,292,000

		Total Investments In Securities
		(Cost $497,792,513)*	100.3%	$497,792,513
		Other Assets and Liabilities—Net	(0.3)	(1,336,367)

		Net Assets	100.0%	$496,456,146

	(1)	All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.
	(2)	The Fund may invest in mortgage-backed securities (“MBS”), which represent interests in pools of mortgage loans. As the mortgages in the underlying mortgage pools are paid, these securities provide shareholders with payments consisting of both principal and interest. The timely payment of principal and interest on MBS securities issued or guaranteed by the Government National Mortgage Association (also known to as “Ginnie Mae”) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, a privately capitalized, cooperative government-sponsored enterprise, are supported by the issuer’s right to borrow from the U.S. Treasury. Others obligations, such as those issued by the Federal National Mortgage Association (also known as “Fannie Mae”), are supported by the credit of the issuer. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. These securities are secured by the underlying collateral of the issuer.
	@@	Foreign Issuer
	I	Illiquid security
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise indicted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors. At December 31, 2004, these securities totaled $116,443,797, or 23.4% of net assets.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
		Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 10% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets

Newcastle CDO I Ltd., 2.447%, due 10/24/05	4,500,000	10/23/03	$4,500,000	$4,500,000	0.9%
Money Market Trust Series A, 2.478%, due 01/09/06	9,200,000	3/12/03	$9,200,000	$9,200,000	1.9%

			$13,700,000	$13,700,000	2.8%

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2004 (Unaudited)

Principal
Amount		Value

U.S. GOVERNMENT AGENCY OBLIGATIONS(1): 93.2%
	Federal Home Loan Mortgage Corporation: 0.2%
$193,715	7.000%, due 11/01/14	$205,415
753,748	7.500%, due 12/01/14	799,694
207,557	7.500%, due 01/01/30	222,616
236,799	8.000%, due 01/01/30	256,837

		1,484,562

	Federal National Mortgage Association: 0.2%
156,847	6.500%, due 06/01/14	166,521
207,664	7.000%, due 03/01/15	220,241
299,616	7.500%, due 05/01/28	321,387
283,823	8.500%, due 08/01/11	301,741
92,335	8.500%, due 05/01/15	98,706
69,414	8.500%, due 08/01/15	74,203
286,658	8.500%, due 09/01/15	306,436

		1,489,235

	Government National Mortgage Association: 92.8%
9,601,701	3.750%, due 05/20/34	9,472,549
1,219,013	5.000%, due 05/15/33	1,222,025
5,874,607	5.000%, due 06/15/33	5,889,122
1,536,942	5.000%, due 06/15/33	1,540,740
1,519,365	5.000%, due 06/15/33	1,523,119
1,662,181	5.000%, due 06/15/33	1,666,289
1,854,483	5.000%, due 06/15/33	1,859,066
15,209,642	5.000%, due 06/15/33	15,247,223
980,474	5.000%, due 07/15/33	982,897
886,855	5.000%, due 07/15/33	889,047
985,707	5.000%, due 07/15/33	988,142
1,168,471	5.000%, due 10/15/33	1,171,359
1,476,510	5.000%, due 03/15/34	1,478,788
2,493,619	5.000%, due 04/15/34	2,497,464
992,852	5.000%, due 04/15/34	994,383
64,156	5.500%, due 04/20/29	65,672
653,820	5.500%, due 10/15/32	669,104
3,025,886	5.500%, due 03/15/33	3,094,327
1,981,107	5.500%, due 03/15/33	2,025,917
983,097	5.500%, due 03/15/33	1,005,333
971,345	5.500%, due 03/15/33	993,315
1,270,571	5.500%, due 04/15/33	1,299,310
980,859	5.500%, due 04/15/33	1,003,044
903,368	5.500%, due 04/15/33	923,801
3,046,805	5.500%, due 05/15/33	3,115,719
952,567	5.500%, due 05/15/33	974,113
3,545,839	5.500%, due 05/15/33	3,626,041
917,814	5.500%, due 05/15/33	938,574
1,184,934	5.500%, due 05/15/33	1,211,736
7,280,203	5.500%, due 06/15/33	7,444,871
923,917	5.500%, due 06/15/33	944,815
1,025,255	5.500%, due 06/15/33	1,048,445
3,514,312	5.500%, due 06/15/33	3,593,800
1,693,600	5.500%, due 06/15/33	1,731,907
843,770	5.500%, due 06/15/33	862,855
1,829,125	5.500%, due 07/15/33	1,869,671
982,834	5.500%, due 07/15/33	1,005,064
7,681,654	5.500%, due 07/15/33	7,855,401
6,707,317	5.500%, due 07/15/33	6,859,026

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount		Value

	Government National Mortgage Association: 92.8% (continued)
912,512	5.500%, due 07/15/33	$933,152
8,175,127	5.500%, due 07/15/33	8,360,037
869,070	5.500%, due 09/15/33	888,727
1,062,975	5.500%, due 10/15/33	1,087,018
11,412,745	5.500%, due 11/15/33	11,670,884
994,024	5.500%, due 11/15/33	1,016,058
2,870,512	5.500%, due 11/15/33	2,934,142
901,007	5.500%, due 12/15/33	920,980
1,035,437	5.500%, due 12/15/33	1,058,857
1,007,946	5.500%, due 12/15/33	1,030,744
998,704	5.500%, due 12/20/33	1,017,851
11,203,562	5.500%, due 01/15/34	11,451,914
1,744,147	5.500%, due 01/15/34	1,782,809
4,053,843	5.500%, due 01/15/34	4,143,705
629,604	5.500%, due 01/20/34	641,388
3,501,046	5.500%, due 02/15/34	3,578,654
1,110,841	5.500%, due 02/15/34	1,135,465
2,791,535	5.500%, due 03/20/34	2,843,781
1,742,087	5.500%, due 03/15/34	1,780,704
3,803,700	5.500%, due 04/15/34	3,888,018
3,288,431	5.500%, due 04/15/34	3,361,327
1,189,209	5.500%, due 04/15/34	1,215,571
3,513,347	5.500%, due 04/15/34	3,591,227
3,085,948	5.500%, due 04/15/34	3,154,355
1,005,727	5.500%, due 04/15/34	1,028,022
630,109	5.500%, due 04/20/34	643,485
601,245	5.500%, due 05/15/34	614,573
1,415,314	5.500%, due 06/15/34	1,446,687
1,151,152	5.500%, due 07/15/34	1,176,670
1,044,441	5.500%, due 07/15/34	1,067,594
1,535,699	5.500%, due 08/15/34	1,569,741
1,374,060	5.500%, due 08/15/34	1,404,519
7,634,174	5.500%, due 08/15/34	7,803,403
2,281,168	5.500%, due 08/15/34	2,331,735
562,234	5.500%, due 08/20/34	572,757
4,761,018	5.500%, due 09/15/34	4,866,557
1,050,240	5.500%, due 09/15/34	1,073,522
1,889,200	5.500%, due 09/15/34	1,931,078
1,018,404	5.500%, due 09/15/34	1,040,979
1,131,918	5.500%, due 09/15/34	1,157,010
1,100,071	5.500%, due 09/15/34	1,124,456
2,798,272	5.500%, due 10/15/34	2,860,302
1,832,141	5.500%, due 10/15/34	1,872,755
1,087,237	5.500%, due 10/15/34	1,111,339
541,641	5.650%, due 07/15/29	559,053
1,159,828	6.000%, due 07/15/28	1,206,709
379,707	6.000%, due 07/15/28	395,056
856,089	6.000%, due 08/15/28	890,693
1,451,463	6.000%, due 09/15/28	1,510,133
866,633	6.000%, due 09/15/28	901,663
891,884	6.000%, due 02/15/29	927,874
535,592	6.000%, due 04/15/29	556,819
497,506	6.000%, due 08/16/30	499,027
613,607	6.000%, due 02/15/32	636,894
3,505,033	6.000%, due 07/15/32	3,638,051

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount		Value

	Government National Mortgage Association: 92.8% (continued)
3,816,132	6.000%, due 08/15/32	$3,960,956
1,209,016	6.000%, due 08/15/32	1,254,899
3,534,130	6.000%, due 08/15/32	3,672,265
11,134,707	6.000%, due 09/15/32	11,557,274
556,612	6.000%, due 09/15/32	577,736
3,697,945	6.000%, due 09/15/32	3,838,284
2,992,536	6.000%, due 11/15/32	3,106,104
21,474	6.000%, due 11/15/32	22,289
2,389,333	6.000%, due 12/15/32	2,480,009
6,697,288	6.000%, due 01/15/33	6,947,693
5,558,041	6.000%, due 01/15/33	5,765,851
171,023	6.000%, due 01/15/33	177,417
1,599,882	6.000%, due 01/15/33	1,659,700
7,129,326	6.000%, due 01/15/33	7,395,885
515,038	6.000%, due 02/15/33	534,295
997,566	6.000%, due 02/15/33	1,034,865
1,346,273	6.000%, due 02/15/33	1,396,609
2,042,379	6.000%, due 03/15/33	2,118,741
8,692,379	6.000%, due 03/15/33	9,017,379
1,088,301	6.000%, due 03/15/33	1,128,992
9,579,388	6.000%, due 04/15/33	9,937,553
1,852,990	6.000%, due 04/15/33	1,922,271
3,121,768	6.000%, due 05/15/33	3,238,488
3,520,993	6.000%, due 05/15/33	3,652,639
6,247,829	6.000%, due 06/15/33	6,481,429
5,177,082	6.000%, due 09/15/33	5,370,648
1,559,566	6.000%, due 09/15/33	1,617,876
895,426	6.000%, due 09/15/33	928,905
893,700	6.000%, due 09/15/33	927,114
4,231,742	6.000%, due 10/15/33	4,389,963
1,156,133	6.000%, due 10/15/33	1,199,359
2,057,106	6.000%, due 10/15/33	2,134,020
1,194,930	6.000%, due 10/15/33	1,239,608
767,288	6.000%, due 10/15/33	795,976
1,619,069	6.000%, due 01/15/34	1,679,703
1,002,540	6.000%, due 02/15/34	1,040,086
2,378,288	6.000%, due 07/20/34	2,467,370
1,199,885	6.000%, due 10/15/34	1,244,820
14,885,030	6.000%, due 11/20/34	15,442,568
60,485	6.250%, due 04/15/26	63,537
422,660	6.250%, due 03/15/28	443,360
411,759	6.250%, due 04/15/28	431,925
132,654	6.340%, due 02/15/29	133,218
1,561,334	6.400%, due 10/15/33	1,608,137
4,197,473	6.400%, due 08/15/38	4,323,457
1,154,459	6.470%, due 09/15/33	1,191,657
353,756	6.500%, due 02/15/22	365,068
494,975	6.500%, due 02/15/26	522,892
87,453	6.500%, due 03/15/28	92,261
24,183	6.500%, due 03/15/28	25,512
81,161	6.500%, due 03/15/28	85,623
189,509	6.500%, due 03/15/28	199,929
74,786	6.500%, due 03/15/28	78,899
19,825	6.500%, due 03/15/28	20,915
399,077	6.500%, due 08/15/28	421,021

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount		Value

	Government National Mortgage Association: 92.8% (continued)
4,933,873	6.500%, due 11/15/28	$5,205,171
2,427,292	6.500%, due 05/15/29	2,508,087
778,417	6.500%, due 07/20/29	818,978
3,084,617	6.500%, due 03/15/30	3,376,814
90,706	6.500%, due 05/15/31	95,596
3,213,820	6.500%, due 08/20/31	3,380,020
727,196	6.500%, due 09/15/31	766,396
4,056,761	6.500%, due 01/15/32	4,275,486
2,247,537	6.500%, due 02/15/32	2,368,715
106,819	6.500%, due 04/20/32	112,344
515,653	6.500%, due 07/20/32	542,325
1,789,701	6.500%, due 08/15/32	1,886,195
444,190	6.500%, due 12/20/34	467,969
4,466,672	6.500%, due 02/15/40	4,766,290
2,850,180	6.625%, due 01/15/34	2,943,463
9,106,743	6.625%, due 12/15/39	9,824,979
2,471,110	6.625%, due 01/15/40	2,678,578
174,406	6.650%, due 10/15/14	177,790
1,535,865	6.650%, due 06/15/30	1,691,294
2,353,312	6.650%, due 09/15/32	2,432,259
3,498,200	6.670%, due 01/15/40	3,817,504
6,162,687	6.687%, due 07/15/40	6,809,280
267,622	6.700%, due 12/15/14	273,083
4,284,938	6.745%, due 10/15/39	4,603,823
262,096	6.750%, due 06/15/13	267,488
24,528	6.750%, due 04/15/14	25,044
487,252	6.750%, due 11/15/20	504,316
404,409	6.750%, due 09/15/24	420,143
68,987	6.750%, due 08/15/28	73,085
397,382	6.750%, due 10/15/28	420,986
293,248	6.750%, due 10/15/28	310,667
228,203	6.750%, due 11/15/28	241,758
381,659	6.750%, due 07/15/29	397,317
640,840	6.750%, due 08/15/29	667,188
374,183	6.750%, due 08/15/29	389,567
2,350,471	6.750%, due 06/15/39	2,548,812
3,485,222	6.750%, due 05/15/40	3,846,490
3,173,474	6.750%, due 01/15/41	3,522,025
2,831,563	6.810%, due 07/15/39	3,088,958
948,676	6.820%, due 05/15/27	1,051,632
3,085,454	6.820%, due 04/15/34	3,187,035
9,769,236	6.840%, due 10/15/36	10,915,078
1,792,230	6.870%, due 03/15/39	1,980,831
2,467,548	6.875%, due 02/15/40	2,715,539
782,134	6.875%, due 02/15/40	860,740
2,154,676	6.900%, due 01/15/32	2,415,608
2,855,882	6.950%, due 12/15/29	2,924,177
1,662,394	7.000%, due 07/15/22	1,851,835
210,068	7.000%, due 09/15/23	224,499
413,668	7.000%, due 01/15/27	440,670
258,324	7.000%, due 11/15/27	275,186
200,308	7.000%, due 07/15/28	213,297
444,482	7.000%, due 07/15/28	473,303
106,145	7.000%, due 07/15/29	112,941
116,099	7.000%, due 10/15/30	123,447

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount		Value

	Government National Mortgage Association: 92.8% (continued)
154,425	7.000%, due 05/15/31	$164,184
1,591,467	7.000%, due 06/15/31	1,692,188
636,760	7.000%, due 09/15/31	677,000
555,338	7.000%, due 11/15/31	590,332
478,077	7.000%, due 12/15/31	508,290
1,021,694	7.000%, due 01/15/32	1,086,178
1,016,500	7.000%, due 01/15/32	1,080,656
826,067	7.000%, due 01/15/32	878,204
1,354,489	7.000%, due 01/15/32	1,439,977
1,119,220	7.000%, due 02/15/32	1,189,859
1,271,850	7.000%, due 02/15/32	1,352,122
3,483,240	7.000%, due 02/15/32	3,703,082
1,042,275	7.000%, due 02/15/32	1,108,057
1,583,191	7.000%, due 02/15/32	1,683,112
480,360	7.000%, due 02/15/32	510,678
425,969	7.000%, due 03/15/32	452,854
2,143,201	7.000%, due 03/15/32	2,278,468
518,202	7.000%, due 03/15/32	550,908
830,186	7.000%, due 03/15/32	882,583
2,379,815	7.000%, due 03/15/32	2,530,015
1,184,220	7.000%, due 03/15/32	1,258,961
1,397,822	7.000%, due 04/15/32	1,486,044
2,911,750	7.000%, due 04/15/32	3,095,523
1,438,459	7.000%, due 04/15/32	1,529,246
1,190,566	7.000%, due 04/15/32	1,265,707
1,157,234	7.000%, due 04/15/32	1,230,272
2,153,818	7.000%, due 05/15/32	2,289,755
5,600,739	7.000%, due 05/15/32	5,954,226
5,059,498	7.000%, due 07/15/32	5,378,824
919,048	7.000%, due 06/15/34	963,838
3,502,026	7.000%, due 12/15/35	3,555,954
8,916,463	7.010%, due 02/15/37	10,036,227
5,529,310	7.100%, due 11/15/39	6,218,282
8,901,121	7.125%, due 09/15/39	9,858,832
2,148,408	7.150%, due 07/15/36	2,423,552
1,171,859	7.150%, due 07/15/36	1,321,938
448,413	7.250%, due 08/15/22	460,751
536,747	7.250%, due 10/15/27	609,299
43,518	7.250%, due 12/15/28	46,560
49,711	7.250%, due 01/15/29	53,148
518,454	7.250%, due 06/15/29	549,203
479,561	7.250%, due 09/15/31	543,798
2,934,341	7.300%, due 08/15/36	3,257,300
811,457	7.500%, due 12/15/19	825,698
194,990	7.500%, due 08/20/27	209,088
577,813	7.500%, due 12/15/28	622,354
288,672	7.500%, due 08/15/29	307,368
812,270	7.500%, due 10/15/30	872,728
288,722	7.500%, due 12/15/30	310,212
168,867	7.500%, due 01/15/31	181,417
209,408	7.500%, due 01/15/31	224,971
353,123	7.500%, due 10/15/31	379,367
250,685	7.500%, due 01/15/32	269,304
416,881	7.500%, due 09/15/32	467,657
4,977,567	7.600%, due 08/15/31	5,500,990

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount		Value

	Government National Mortgage Association: 92.8% (continued)
9,393,653	7.625%, due 07/15/38	$9,964,258
72,155	7.650%, due 12/15/12	74,476
441,976	7.700%, due 08/15/13	456,961
312,949	7.750%, due 06/15/14	335,449
402,281	7.750%, due 06/15/14	431,205
547,114	7.750%, due 09/15/29	588,907
620,112	7.750%, due 10/15/29	669,712
3,248,917	7.750%, due 01/15/31	3,516,114
943,294	7.750%, due 03/15/32	984,227
1,212,771	7.750%, due 11/15/34	1,313,921
487,717	7.750%, due 12/15/35	539,886
52,249	7.800%, due 05/15/19	56,979
46,401	7.800%, due 07/15/19	50,602
936,837	7.800%, due 01/15/42	1,047,588
2,100,298	7.875%, due 09/15/29	2,184,457
4,401,933	7.875%, due 11/15/34	4,753,462
1,211,351	7.875%, due 03/15/38	1,288,387
2,072,167	7.875%, due 04/15/38	2,193,252
253,338	8.000%, due 12/15/14	276,758
33,897	8.000%, due 03/20/24	36,846
86,356	8.000%, due 11/15/25	94,127
67,302	8.000%, due 07/15/26	73,250
171,429	8.000%, due 07/15/26	186,581
321,011	8.000%, due 09/15/26	349,384
127,745	8.000%, due 09/20/26	138,478
112,011	8.000%, due 12/15/26	121,911
61,614	8.000%, due 04/15/27	66,998
112,265	8.000%, due 06/15/27	122,075
168,444	8.000%, due 07/15/27	183,163
120,533	8.000%, due 03/15/28	130,973
18,586	8.000%, due 05/15/28	20,196
1,074,974	8.000%, due 01/15/30	1,140,934
331,482	8.000%, due 05/15/30	333,614
937,566	8.000%, due 10/15/30	956,466
235,913	8.000%, due 10/15/30	240,668
2,453,558	8.000%, due 03/15/35	2,678,090
2,728,459	8.000%, due 05/15/35	2,983,187
1,337,590	8.000%, due 01/15/38	1,414,119
458,925	8.000%, due 11/15/38	503,965
48,954	8.050%, due 07/15/19	53,488
21,863	8.050%, due 07/15/20	23,869
29,419	8.050%, due 04/15/21	32,095
512,274	8.100%, due 06/15/12	532,245
711,402	8.100%, due 07/15/12	739,244
4,962,487	8.125%, due 05/15/38	5,398,486
600,793	8.150%, due 12/15/11	624,222
114,285	8.150%, due 03/15/12	118,789
70,896	8.150%, due 04/15/12	73,701
1,101,886	8.150%, due 04/15/12	1,145,491
826,611	8.150%, due 09/15/12	859,970
1,305,037	8.150%, due 09/15/15	1,363,011
709,358	8.200%, due 10/15/11	737,408
886,558	8.200%, due 06/15/12	922,734
130,566	8.200%, due 08/15/12	130,713
1,844,053	8.200%, due 09/15/12	1,920,172

PORTFOLIO OF INVESTMENTS
ING GNMA Income Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount				Value

		Government National Mortgage Association: 92.8% (continued)
523,840		8.200%, due 10/15/12		$545,542
45,402		8.200%, due 11/15/12		45,473
901,074		8.200%, due 05/15/13		903,262
39,744		8.250%, due 10/15/24		41,806
684,320		8.250%, due 11/15/35		700,116
461,453		8.250%, due 12/15/37		501,860
848,206		8.250%, due 03/15/41		973,791
111,712		8.500%, due 12/15/29		111,946
6,819,961		8.500%, due 10/15/31		7,238,682
72,211		8.750%, due 10/15/23		76,605
44,376		8.750%, due 06/15/27		44,935
213,447		9.000%, due 05/15/20		216,347
716,313		9.000%, due 11/15/27		764,898
600,320		9.000%, due 11/15/33		641,634
1,278,050		9.000%, due 12/15/34		1,281,483
1,362,939		9.250%, due 06/15/30		1,437,383
970,236		10.250%, due 08/15/29		1,045,677

				650,833,594

		Total U.S. Government Agency Obligations
		(Cost $635,198,907)		653,807,391

SHORT-TERM INVESTMENTS: 6.4%
		U.S. Treasury Bills: 6.4%
11,000,000		2.020%, due 01/06/05		10,996,296
21,000,000		1.880%, due 01/13/05		20,985,746
13,000,000		1.940%, due 01/20/05		12,985,989

		Total Short-Term Investments
		(Cost $44,970,420)		44,968,031

		Total Investments In Securities
		(Cost $680,169,327)*	99.6%	$698,775,422
		Other Assets and Liabilities—Net	0.4	2,777,689

		Net Assets	100.0%	$701,553,111

	(1)	The Fund may invest in mortgage-backed securities (“MBS”), which represent interests in pools of mortgage loans. As the mortgages in the underlying mortgage pools are paid, these securities provide shareholders with payments consisting of both principal and interest. The timely payment of principal and interest on MBS securities issued or guaranteed by the Government National Mortgage Association (also known as “Ginnie Mae”) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, a privately capitalized, cooperative government-sponsored enterprise, are supported by the issuer’s right to borrow from the U.S. Treasury. Other obligations, such as those issued by the Federal National Mortgage Association (also known as “Fannie Mae”), are supported by the credit of the issuer. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. These securities are secured by the underlying collateral of the issuer.
	cc	Securities purchased with cash collateral for securities loaned.
	*	Cost for federal income tax purposes is $680,169,450. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$22,180,148
		Gross Unrealized Depreciation		(3,574,176)

		Net Unrealized Appreciation		$18,605,972

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2004 (Unaudited)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 98.7%
		Advertising: 1.0%
$380,000		CVertis, Inc., 9.750%, due 04/01/09	$414,200
660,000	C, L	Vertis, Inc., 10.875%, due 06/15/09	719,400
305,000	#, C	Vertis, Inc., 13.500%, due 12/07/09	322,919
1,395,000	#, C	WDAC Subsidiary Corp., 8.375%, due 12/01/14	1,382,794

			2,839,313

		Aerospace/Defense: 1.4%
880,000	C	DRS Technologies, Inc., 6.875%, due 11/01/13	924,000
525,000	#, C	DRS Technologies, Inc., 6.875%, due 11/01/13	551,250
635,000	C	L-3 Communications Corp., 6.125%, due 07/15/13	658,813
820,000	C	L-3 Communications Corp., 7.625%, due 06/15/12	904,050
825,000		Sequa Corp., 8.875%, due 04/01/08	907,500
50,000		Sequa Corp., 9.000%, due 08/01/09	56,625

			4,002,238

		Apparel: 1.1%
1,525,000	C	Phillips-Van Heusen, 8.125%, due 05/01/13	1,662,250
1,365,000	C	Russell Corp., 9.250%, due 05/01/10	1,470,788

			3,133,038

		Auto Parts and Equipment: 1.9%
685,000	L	ArvinMeritor, Inc., 6.625%, due 06/15/07	719,250
590,000	#, C, L	Cooper Standard Auto, 7.000%, due 12/15/12	601,800
65,000	#, C, L	Cooper Standard Auto, 8.375%, due 12/15/14	65,163
860,000	C	Rexnord Corp., 10.125%, due 12/15/12	976,100
725,000	#, C	Tenneco Automotive, Inc., 8.625%, due 11/15/14	757,625
715,000	C, L	Tenneco Automotive, Inc., 10.250%, due 07/15/13	847,275
1,326,000	C, L	TRW Automotive, Inc., 11.000%, due 02/15/13	1,604,460

			5,571,673

		Building Materials: 0.7%
130,000	#, C	Goodman Global Holding Co., Inc., 5.760%, due 06/15/12	132,600
725,000	#, C, L	Ply Gem Industries, Inc., 9.000%, due 02/15/12	739,500
690,000	#, C	THL Buildco, Inc., 8.500%, due 09/01/14	724,500
470,000	C	U.S. Concrete, Inc., 8.375%, due 04/01/14	508,775

			2,105,375

		Chemicals: 4.5%
970,000	C	Equistar Funding Corp., 10.625%, due 05/01/11	1,130,050
1,615,000		IMC Global, Inc., 10.875%, due 06/01/08	1,946,075
2,540,000	S	Lyondell Chemical Co., 9.625%, due 05/01/07	2,806,700
2,490,000	C	Nalco Co., 7.750%, due 11/15/11	2,701,650
2,310,000	L	PolyOne Corp., 8.875%, due 05/01/12	2,523,675
915,000	#, C, L	Rockwood Specialties Group, Inc., 7.500%, due 11/15/14	953,888
1,170,000	C	Rockwood Specialties Group, Inc., 10.625%, due 05/15/11	1,351,350

			13,413,388

		Commercial Services: 0.6%
1,600,000	C	Corrections Corp. of America, 7.500%, due 05/01/11	1,718,000

			1,718,000

		Distribution/Wholesale: 0.4%
1,145,000	C	Aviall, Inc., 7.625%, due 07/01/11	1,225,150

			1,225,150

		Diversified Financial Services: 7.4%
3,528,844	@@, #, C	Canada, Inc., 8.000%, due 09/15/12	3,802,328
85,000	#, C	Affinia Group, Inc., 9.000%, due 11/30/14	89,038
1,925,000	@@, #, C	BCP Caylux Holdings Luxembourg SCA, 9.625%, due 06/15/14	2,180,062
1,450,000	@@, C	Bluewater Finance Ltd., 10.250%, due 02/15/12	1,591,375
1,185,000	#, C, L	Crystal U.S. Holdings LLC, 5.310%, due 10/01/14	817,650
4,825,000	#, L	Dow Jones CDX NA HY, 8.000%, due 12/29/09	4,954,671

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Diversified Financial Services: 7.4% (continued)
1,505,000	C	Global Cash Finance Corp., 8.750%, due 03/15/12	$1,629,163
405,000	C	Nexstar Finance, Inc., 12.000%, due 04/01/08	439,425
1,290,000	#, +, C	PanAmSat Holding Corp., 0.000%, due 11/01/14	893,325
980,000	#, C	Rainbow National Services LLC, 8.750%, due 09/01/12	1,080,450
1,095,000	#, C	Rainbow National Services LLC, 10.375%, due 09/01/14	1,240,088
1,100,000	C	Universal City Development Partners, 11.750%, due 04/01/10	1,304,875
275,000	#, C	Universal City Florida Holding Co. I/II, 7.200%, due 05/01/10	287,375
135,000	#, C	Universal City Florida Holding Co. I/II, 8.375%, due 05/01/10	140,738
1,475,000	#, C	Vanguard Health Holding Co. II LLC, 9.000%, due 10/01/14	1,585,625

			22,036,188

		Electric: 8.3%
720,000	#, C	AES Corp., 8.750%, due 05/15/13	821,700
1,375,000	L	AES Corp., 8.875%, due 02/15/11	1,577,813
1,895,000	#	Allegheny Energy Supply Statutory Trust, 10.250%, due 11/15/07	2,160,299
75,000	#	Allegheny Energy Supply Statutory Trust, 13.000%, due 11/15/07	82,125
395,000	#, C, L	Calpine Corp., 8.500%, due 07/15/10	340,688
1,455,000	#, C	Calpine Corp., 9.625%, due 09/30/14	1,513,200
1,790,000	L	CMS Energy Corp., 7.500%, due 01/15/09	1,915,299
1,278,592		Homer City Funding LLC, 8.734%, due 10/01/26	1,495,953
1,310,000	#, C, L	Inergy LP/Inergy Finance Corp., 6.875%, due 12/15/14	1,323,100
3,825,000		Midwest Generation LLC, 8.300%, due 07/02/09	4,114,265
815,000	#	Nevada Power Co., 5.875%, due 01/15/15	825,188
2,840,000	C	Nevada Power Co., 10.875%, due 10/15/09	3,294,399
295,000	#, C	NRG Energy, Inc., 8.000%, due 12/15/13	323,025
620,000	C	Reliant Energy, Inc., 9.250%, due 07/15/10	694,400
550,000		Sithe/Independence Funding, 9.000%, due 12/30/13	618,165
1,465,000		TECO Energy, Inc., 7.500%, due 06/15/10	1,626,150
670,000	#, C	Texas Genco Financing Corp., 6.875%, due 12/15/14	695,963
1,225,000	#	TXU Corp., 5.550%, due 11/15/14	1,219,213

			24,640,945

		Electrical Components and Equipment: 0.2%
475,000	@@, C	Lengrand Holdings SA, 10.500%, due 02/15/13	565,250

			565,250

		Electronics: 0.8%
1,345,000	C	Fisher Scientific Intl., 8.000%, due 09/01/13	1,533,299
365,000	C	Sanmina-SCI Corp., 10.375%, due 01/15/10	420,663
385,000	C	Stoneridge, Inc., 11.500%, due 05/01/12	449,488

			2,403,450

		Entertainment: 3.7%
480,000	C	AMC Entertainment, Inc., 8.000%, due 03/01/14	480,000
2,135,000	C	American Casino & Entertainment Properties LLC, 7.850%, due 02/01/12	2,279,112
275,000	C	Carmike Cinemas, Inc., 7.500%, due 02/15/14	282,906
950,000	C	Cinemark USA, Inc., 9.000%, due 02/01/13	1,088,938
555,000	#, C	Herbst Gaming, Inc., 7.000%, due 11/15/14	564,713
725,000	#, C	LCE Acquisition Corp., 9.000%, due 08/01/14	788,438
685,000	#, C	Marquee, Inc., 8.625%, due 08/15/12	760,350
1,165,000	C	Pinnacle Entertainment, Inc., 8.250%, due 03/15/12	1,243,637
535,000	#, C, L	Scientific Games Corp., 6.250%, due 12/15/12	547,038
690,000	C, L	Six Flags, Inc., 9.500%, due 02/01/09	721,050
1,455,000	#, C, L	Warner Music Group, 7.375%, due 04/15/14	1,498,649
395,000	#, C	WMG Holdings Corp., 6.905%, due 12/15/11	254,281
395,000	#, C	WMG Holdings Corp., 9.500%, due 12/15/14	399,938

			10,909,050

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Environmental Control: 1.2%
3,210,000		Allied Waste North America, 8.500%, due 12/01/08	$3,418,650

			3,418,650

		Food: 4.0%
1,300,000	C	Del Monte Corp., 8.625%, due 12/15/12	1,462,500
1,175,000		Delhaize America, Inc., 8.125%, due 04/15/11	1,375,601
1,230,000		Dole Food Co., 8.625%, due 05/01/09	1,343,775
1,995,000	C	Land O’ Lakes, Inc., 9.000%, due 12/15/10	2,194,499
1,230,000	C	Roundy’s, Inc., 8.875%, due 06/15/12	1,349,925
1,555,000		Smithfield Foods, Inc., 7.750%, due 05/15/13	1,737,713
1,495,000	C	Swift & Co., 10.125%, due 10/01/09	1,674,400
745,000	C	Swift & Co., 12.500%, due 01/01/10	845,575

			11,983,988

		Forest Products and Paper: 4.6%
2,380,000		Abitibi-Consolidated Finance LP, 7.875%, due 08/01/09	2,528,750
2,910,000	C	Appleton Papers, Inc., 8.125%, due 06/15/11	3,150,074
1,195,000	#, C	Boise Cascade LLC, 7.125%, due 10/15/14	1,269,688
1,415,000		Georgia-Pacific Corp., 7.750%, due 11/15/29	1,591,875
1,510,000		Georgia-Pacific Corp., 8.875%, due 02/01/10	1,764,813
1,255,000	C	Georgia-Pacific Corp., 9.375%, due 02/01/13	1,468,350
1,705,000	@@, C, L	Norske Skog Canada Ltd., 7.375%, due 03/01/14	1,785,988

			13,559,538

		Healthcare-Products: 1.0%
1,210,000	#, +, C	CDRV Investors, Inc., 9.625%, due 01/01/15	757,763
375,000	#, C	Medical Device Manufacturing, 10.000%, due 07/15/12	405,938
1,740,000	#, L	VWR Intl., Inc., 8.000%, due 04/15/14	1,866,149

			3,029,850

		Healthcare-Services: 4.0%
670,000	#, C, L	Alliance Imaging, Inc., 7.250%, due 12/15/12	685,075
820,000	C	Ardent Health Services, Inc., 10.000%, due 08/15/13	865,100
900,000	#, C	Beverly Enterprises, Inc., 7.875%, due 06/15/14	969,750
805,000	#, C	Community Health Systems, Inc., 6.500%, due 12/15/12	815,063
2,380,000	C	Genesis HealthCare Corp., 8.000%, due 10/15/13	2,594,199
955,000		HCA, Inc., 6.375%, due 01/15/15	960,627
2,265,000		HCA, Inc., 7.875%, due 02/01/11	2,497,933
450,000		HCA, Inc., 8.750%, due 09/01/10	514,971
655,000		HEALTHSOUTH Corp., 8.375%, due 10/01/11	682,838
1,230,000	#, L	Tenet Healthcare Corp., 9.875%, due 07/01/14	1,346,850

			11,932,406

		Holding Companies-Diversified: 0.2%
720,000	#, C, L	Atlantic Broadband Finance LLC, 9.375%, due 01/15/14	700,200

			700,200

		Home Builders: 2.2%
660,000		D.R. Horton, Inc., 7.875%, due 08/15/11	759,000
480,000	#	K Hovnanian Enterprises, Inc., 6.000%, due 01/15/10	485,400
1,195,000		KB Home, 6.375%, due 08/15/11	1,260,725
1,370,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10	1,472,750
440,000	C	Technical Olympic USA, Inc., 10.375%, due 07/01/12	495,000
1,055,000	C	WCI Communities, Inc., 10.625%, due 02/15/11	1,176,325
165,000	C	William Lyon Homes, Inc., 7.500%, due 02/15/14	159,225
665,000	C	William Lyon Homes, Inc., 10.750%, due 04/01/13	750,619

			6,559,044

		Home Furnishings: 0.5%
220,000	+, C	Norcraft Capital Corp., 9.083%, due 09/01/12	166,100
1,200,000	C	Norcraft Finance Corp., 9.000%, due 11/01/11	1,302,000

			1,468,100

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Household Products/Wares: 1.1%
1,775,000	C	American Achievement Corp., 8.250%, due 04/01/12	$1,850,438
1,200,000	C	Playtex Products, Inc., 8.000%, due 03/01/11	1,317,000

			3,167,438

		Iron/Steel: 1.4%
2,525,000	C, L	AK Steel Corp., 7.875%, due 02/15/09	2,584,969
1,330,000	C	United States Steel Corp., 9.750%, due 05/15/10	1,522,850

			4,107,819

		Leisure Time: 1.3%
915,000	@@, #, C	NCL Corp., 10.625%, due 07/15/14	919,575
875,000		Royal Caribbean Cruises Ltd., 7.500%, due 10/15/27	959,219
1,790,000		Royal Caribbean Cruises Ltd., 8.000%, due 05/15/10	2,031,650

			3,910,444

		Lodging: 4.5%
785,000		CAmeristar Casinos, Inc., 10.750%, due 02/15/09	879,200
450,000		CAztar Corp., 9.000%, due 08/15/11	498,375
760,000		Hilton Hotels Corp., 7.625%, due 12/01/12	890,115
1,720,000		CJohn Q Hammons Hotels LP, 8.875%, due 05/15/12	1,952,200
775,000		Mandalay Resort Group, 6.375%, due 12/15/11	813,750
1,250,000		Mandalay Resort Group, 9.500%, due 08/01/08	1,434,375
1,520,000		MGM Mirage, 5.875%, due 02/27/14	1,501,000
2,025,000		MGM Mirage, 8.500%, due 09/15/10	2,313,562
385,000	C	Station Casinos, Inc., 6.000%, due 04/01/12	394,144
690,000	C	Station Casinos, Inc., 6.500%, due 02/01/14	712,425
1,875,000	#, C	Wynn Las Vegas Capital Corp., 6.625%, due 12/01/14	1,865,625

			13,254,771

		Machinery-Construction and Mining: 0.7%
1,860,000	C	Terex Corp., 7.375%, due 01/15/14	2,004,150

			2,004,150

		Media: 9.2%
5,000	C	American Media Operation, Inc., 10.250%, due 05/01/09	5,294
805,000	C	Block Communications, Inc., 9.250%, due 04/15/09	881,475
665,000	@@, C	CanWest Media, Inc., 10.625%, due 05/15/11	749,788
770,000	#, C	CBD Holdings Finance, Inc., 9.250%, due 07/15/12	818,125
595,000	C	CBD Media, Inc., 8.625%, due 06/01/11	632,188
900,000	L	Charter Communications Holdings Capital Corp., 9.625%, due 11/15/09	794,250
1,215,000	C	Charter Communications Holdings II Capital Corp., 10.250%, due 09/15/10	1,293,974
1,375,000	#	Charter Communications Operating Capital Corp., 8.000%, due 04/30/12	1,436,874
1,010,000		CSC Holdings, Inc., 7.625%, due 04/01/11	1,093,324
275,000		CSC Holdings, Inc., 7.625%, due 07/15/18	292,188
1,475,000		CSC Holdings, Inc., 8.125%, due 07/15/09	1,620,655
1,119,000	C	Dex Media Finance Co., 9.875%, due 08/15/13	1,295,242
1,105,000	C	Dex Media, Inc., 8.000%, due 11/15/13	1,201,687
945,000	W	Echostar DBS Corp., 5.750%, due 10/01/08	961,538
445,000	#	Echostar DBS Corp., 6.625%, due 10/01/14	452,788
770,000	C, L	Emmis Operating Co., 6.875%, due 05/15/12	809,463
820,000	C	Entravision Communications Corp., 8.125%, due 03/15/09	879,450
550,000	C	Granite Broadcasting Corp., 9.750%, due 12/01/10	528,000
830,000	C	Gray Television, Inc., 9.250%, due 12/15/11	933,750
580,000	C	Houghton Mifflin Co., 8.250%, due 02/01/11	620,600
275,000	+, C, L	Houghton Mifflin Co., 11.500%, due 10/15/13	203,500
655,000	+, C, L	Insight Communications Co., Inc., 0.000%, due 02/15/11	640,263
960,000	@@, #, C	Kabel Deutschland GmbH, 10.625%, due 07/01/14	1,108,799

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Media: 9.2% (continued)
395,000	C	Mediacom LLC, 9.500%, due 01/15/13	$398,456
705,000	+, C	Nexstar Finance Holdings, Inc., 0.000%, due 04/01/13	560,475
295,000	C	Nexstar Finance, Inc., 7.000%, due 01/15/14	293,525
705,000	C, L	Paxson Communications Corp., 10.750%, due 07/15/08	743,775
920,000	@@, C	Quebecor Media, Inc., .11.125%, due 07/15/11	1,055,700
35,000	@@, +, C	Quebecor Media, Inc., 13.750%, due 07/15/11	34,825
790,000	C	Reader’s Digest Association, Inc., 6.500%, due 03/01/11	829,500
150,000	C	Salem Communications Corp., 7.750%, due 12/15/10	162,938
660,000	@@, L	Shaw Communications, Inc., 7.200%, due 12/15/11	731,775
295,000	C	Sinclair Broadcast Group, Inc., 8.000%, due 03/15/12	314,913
415,000	C, L	Sinclair Broadcast Group, Inc., 8.750%, due 12/15/11	453,906
750,000	C	Videotron Ltee, 6.875%, due 01/15/14	779,063
430,000	C	Young Broadcasting, Inc., 8.500%, due 12/15/08	462,250
300,000	C	Young Broadcasting, Inc., 8.750%, due 01/15/14	303,750
573,000	C, L	Young Broadcasting, Inc., 10.000%, due 03/01/11	614,543

			26,992,609

		Metal Fabricate/Hardware: 0.0%
2,456,000	@@, C, I, **, X	International Utility Structures, Inc., 13.000%, due 02/01/08	2

			2

		Miscellaneous Manufacturing: 0.9%
930,000	C	Koppers, Inc., 9.875%, due 10/15/13	1,064,850
1,430,000	C, L	Samsonite Corp., 8.875%, due 06/01/11	1,555,125

			2,619,975

		Office/Business Equipment: 0.6%
795,000	C	Xerox Corp., 6.875%, due 08/15/11	850,650
200,000		Xerox Corp., 7.625%, due 06/15/13	220,500
650,000		Xerox Corp., 9.750%, due 01/15/09	767,000

			1,838,150

		Oil and Gas: 4.6%
425,000	#, C	Chesapeake Energy Corp., 6.375%, due 06/15/15	438,813
1,460,000	C	Chesapeake Energy Corp., 7.500%, due 09/15/13	1,596,875
1,580,000	C	Energy Partners Ltd., 8.750%, due 08/01/10	1,730,100
895,000	#, C	Newfield Exploration Co., 6.625%, due 09/01/14	950,938
1,445,000	#	Parker Drilling Co., 7.150%, due 09/01/10	1,520,863
1,510,000	C	Swift Energy Co., 7.625%, due 07/15/11	1,638,350
2,115,000	C	Swift Energy Co., 9.375%, due 05/01/12	2,379,374
2,300,000	@@	Western Oil Sands, Inc., 8.375%, due 05/01/12	2,699,624
775,000	C	Whiting Petroleum Corp., 7.250%, due 05/01/12	813,750

			13,768,687

		Oil and Gas Services: 1.6%
990,000	C	Grant Prideco Escrow Corp., 9.000%, due 12/15/09	1,101,375
500,000		Grant Prideco, Inc., 9.625%, due 12/01/07	561,250
2,120,000	C	Hanover Compressor Co., 9.000%, due 06/01/14	2,369,100
750,000	C	Hanover Equipment Trust, 8.750%, due 09/01/11	817,500

			4,849,225

		Packaging and Containers: 3.9%
1,250,000	C	BWAY Corp., 10.000%, due 10/15/10	1,306,250
2,920,000	@@, C	Crown European Holdings SA, 10.875%, due 03/01/13	3,467,500
395,000	#, C	Graham Packaging Co., Inc., 8.500%, due 10/15/12	416,725
2,255,000	C	Jefferson Smurfit Corp., 8.250%, due 10/01/12	2,469,225
2,805,000	C	Owens-Brockway, 8.250%, due 05/15/13	3,099,525
730,000	C	Owens-Brockway, 8.875%, due 02/15/09	796,613

			11,555,838

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Pharmaceuticals: 0.3%
215,000		AmerisourceBergen Corp., 8.125%, due 09/01/08	$240,263
700,000	@@, #, C	Elan Finance Corp., 7.750%, due 11/15/11	749,000

			989,263

		Pipelines: 4.4%
1,110,000	C, L	ANR Pipeline Co., 8.875%, due 03/15/10	1,248,750
1,755,000	L	El Paso Corp., 7.875%, due 06/15/12	1,844,944
1,975,000	C	El Paso Natural Gas Co., 7.625%, due 08/01/10	2,172,500
2,245,000		Southern Natural Gas Co., 8.000%, due 03/01/32	2,461,081
1,780,000		Transcontinental Gas Pipe LN, 7.250%, due 12/01/26	1,944,650
2,835,000		Transcontinental Gas Pipe LN, 8.875%, due 07/15/12	3,462,244

			13,134,169

		Real Estate Investment Trusts: 1.6%
130,000		Meristar Hospitality Corp., 9.000%, due 01/15/08	137,638
1,610,000	C, L	MeriStar Hospitality Finance Corp., 10.500%, due 06/15/09	1,762,950
2,760,000	C	Host Marriott LP, 7.125%, due 11/01/13	2,963,550

			4,864,138

		Retail: 3.3%
400,000	#, C	Carrol’s Corp., 9.000%, due 01/15/13	416,000
760,000	C	CSK Auto, Inc., 7.000%, due 01/15/14	749,550
610,000	#, C	Denny’s Corp., 10.000%, due 10/01/12	659,563
985,000		Dollar General Corp., 8.625%, due 06/15/10	1,149,988
830,000	C	Domino’s, Inc., 8.250%, due 07/01/11	910,925
595,000	#, C, L	Duane Reade, Inc., 9.750%, due 08/01/11	544,425
890,000	C	General Nutrition Centers, Inc., 8.500%, due 12/01/10	845,500
1,100,000		J.C. Penney Co., Inc., 8.000%, due 03/01/10	1,262,250
1,245,000		J.C. Penney Co., Inc., 9.000%, due 08/01/12	1,540,687
850,000	C	Rite Aid Corp., 8.125%, due 05/01/10	903,125
760,000	C, L	Star Gas Finance Co., 10.250%, due 02/15/13	836,000

			9,818,013

		Semiconductors: 0.2%
520,000	#, C	MagnaChip Semiconductor Finance Co., 6.875%, due 12/15/11	538,200

			538,200

		Telecommunications: 9.4%
430,000	C	American Tower Corp., 7.125%, due 10/15/12	441,825
1,037,000	#, C	American Tower Corp., 9.375%, due 02/01/09	1,101,813
1,550,000	C, L	American Towers, Inc., 7.250%, due 12/01/11	1,650,749
275,000		AT&T Corp., 9.050%, due 11/15/11	317,969
865,000		AT&T Corp., 9.750%, due 11/15/31	1,036,919
575,000	C	Cellular Operating Co. LLC, 8.125%, due 02/01/14	593,688
890,000	C, L	Centennial Communications Corp., 10.125%, due 06/15/13	1,003,475
735,000	C, L	Cincinnati Bell, Inc., 7.250%, due 07/15/13	758,888
275,000		Citizens Communications Co., 6.250%, due 01/15/13	278,438
450,000		Citizens Communications Co., 7.625%, due 08/15/08	495,000
400,000		Citizens Communications Co., 9.000%, due 08/15/31	459,000
1,210,000	C	Crown Castle Intl. Corp., 7.500%, due 12/01/13	1,306,799
405,000	C, L	Crown Castle Intl. Corp., 9.375%, due 08/01/11	455,625
790,000	C, L	Crown Castle Intl. Corp., 10.750%, due 08/01/11	861,100
3,600,000	+, C, I, X, **	ICG Services, Inc., 10.000%, due 02/15/08	4
515,000	C	Insight Capital, Inc., 10.500%, due 11/01/10	566,500
655,000	@@	Intelsat Ltd., 6.500%, due 11/01/13	597,019
130,000	#, C	Iwo Escrow Co., 6.320%, due 01/15/12	131,625
330,000	L	Lucent Technologies, Inc., 5.500%, due 11/15/08	340,725
590,000		Lucent Technologies, Inc., 6.450%, due 03/15/29	536,900
275,000	C	MCI, Inc., 6.908%, due 05/01/07	282,219
750,000	C	MCI, Inc., 8.735%, due 05/01/14	808,125

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Telecommunications: 9.4% (continued)
225,000	C	MetroPCS, Inc., 10.750%, due 10/01/11	$241,875
1,710,000	C	Nextel Communications, Inc., 7.375%, due 08/01/15	1,889,549
705,000	C	Nextel Partners, Inc., 8.125%, due 07/01/11	786,075
970,000	#, +	PanAmSat Corp., 9.000%, due 08/15/14	1,087,613
1,260,000		Qwest Capital Funding, Inc., 6.375%, due 07/15/08	1,247,399
180,000		Qwest Capital Funding, Inc., 6.875%, due 07/15/28	147,600
40,000	S	Qwest Capital Funding, Inc., 7.750%, due 08/15/06	42,300
620,000	C	Qwest Corp., 6.875%, due 09/15/33	573,500
805,000	#	Qwest Corp., 7.875%, due 09/01/11	877,450
260,000	#	Qwest Corp., 9.125%, due 03/15/12	301,600
520,000	#, C	Qwest Services Corp., 13.500%, due 12/15/07	596,700
959,000	#, C	Qwest Services Corp., 14.000%, due 12/15/10	1,157,992
285,000	@@, #	Rogers Wireless Communications, Inc., 7.250%, due 12/15/12	303,525
900,000	@@, #	Rogers Wireless Communications, Inc., 8.000%, due 12/15/12	956,250
410,000	C, L	Rural Cellular Corp., 8.250%, due 03/15/12	435,625
605,000	+, C, W	SBA Communications Corp., 0.000%, due 12/15/11	512,738
480,000	#,C	SBA Communications Corp., 8.500%, due 12/01/12	492,000
440,000	C	Spectrasite, Inc., 8.250%, due 05/15/10	471,900
1,360,000	C	Western Wireless Corp., 9.250%, due 07/15/13	1,485,799
6,250,000	C, I, X, **	WinStar Communications, Inc., 12.750%, due 04/15/10	625

			27,632,520

		Total Corporate Bonds/Notes
		(Cost $287,535,885)	292,260,245

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2004 (Unaudited)(continued)

Shares			Value

COMMON STOCK: 0.0%
		Diversified Financial Services: 0.0%
17,906	@, I, X	North Atlantic Trading Co.	$18

			18

		Packaging and Containers: 0.0%
100,000	@, I, X, #	Russell-Stanley Holdings, Inc.	10

			10

		Telecommunications: 0.0%
61,806	@, I, X	Adelphia Business Solutions	6
132	@, @@	Completel Europe NV	5,078
483,445	@, I, X	International Wireless Communications Holdings, Inc.	48
2,350	@, I, X	Jordan Telecommunications	61,241
15	@	Mpower Holding Corp.	28

			66,401

		Total Common Stock
		(Cost $8,965,004)	66,429

PREFERRED STOCK: 0.0%
		Media: 0.0%
103	@	Paxson Communications Corp.	7,584

			7,584

		Telecommunications: 0.0%
373	@@, I, X	O Sullivan Industries, Inc.	—

			—

		Total Preferred Stock
		(Cost $9,186)	7,584

WARRANTS: 0.0%
580	@	American Tower Corp.	133,689
92,950	@, I, X	Comforce Corp.	930
3,100	@, #, X, I	Dayton Superior Corp.	31
500	@, @@, #, I, X	GT Group Telecom, Inc.	—
6,600	@, I, X	ICG Communications, Inc.	1
1,000	@, @@, I, X	O Sullivan Industries, Inc.	—

		Total Warrants
		(Cost $47,403)	134,651

		Total Long-Term Investments
		(Cost $296,557,478)	292,468,909

PORTFOLIO OF INVESTMENTS
ING High Yield Bond Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 5.9%
		Securities Lending CollateralCC: 5.9%
$17,387,000		The Bank of New York Intuitional Cash Reserves Fund		$17,387,000

		Total Short-Term Investments
		(Cost $17,387,000)		17,387,000

		Total Investments In Securities
		(Cost $313,944,478)*	104.6%	$309,855,909
		Other Assets and Liabilities—Net	(4.6)	(13,623,007)

		Net Assets	100.0%	$296,232,902

	@	Non-income producing security
	@@	Foreign issuer
	+	Step-up basis bonds. Interest rates shown reflect current and future coupon rates.
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at December 31, 2004.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at December 31, 2004.
	**	Defaulted security
	X	Fair value determined by ING Funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
	*	Cost for federal income tax purposes is $314,006,502. Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$13,811,855
		Gross Unrealized Depreciation		(17,962,448)

		Net Unrealized Depreciation		$(4,150,593)

      Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
	Principal	Acquisition			of Net
Security	Amount/Shares	Date	Cost	Value	Assets

Adelphia Business Solutions	61,806	7/20/00	$—	$6	0.0%
Comforce Corp.	92,950	12/23/98	—	930	0.0%
Dayton Superior Corp.	3,100	8/10/00	—	31	0.0%
GT Group Telecom, Inc.	500	3/19/03	—	—	0.0%
ICG Communications, Inc.	6,600	8/3/95	—	1	0.0%
ICG Services, Inc., 10.000%, due 02/15/08	3,600,000	3/6/00	3,200,065	4	0.0%
International Utility Structures, 13.000%, due 02/01/08	2,456,000	8/1/01	1,154,358	2	0.0%
International Wireless Communications Holdings, Inc.	483,445	8/9/96	8,404,221	48	0.0%
Jordan Telecommunications	2,350	1/31/00	—	61,241	0.0%
North Atlantic Trading Co.	17,906	3/23/04	210,182	18	0.0%
O Sullivan Industries, Inc.	373	3/19/03	—	—	0.0%
O Sullivan Industries, Inc.	1,000	3/19/03	—	—	0.0%
Russell-Stanley Holdings, Inc.	100,000	11/28/00	346,704	10	0.0%
WinStar Communications, Inc. 12.750%, due 04/15/10	6,250,000	1/12/01	4,337,809	625	0.0%

			$17,653,339	$62,916	0.0%

2

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2004 (Unaudited)

Principal
Amount			Value

CORPORATE BONDS/NOTES: 25.0%
		Airlines: 0.3%
$430,000		American Airlines, Inc., 7.250%, due 02/05/09	$421,400
1,846,000		American Airlines, Inc., 7.324%, due 10/15/09	1,569,489

			1,990,889

		Auto Manufacturers: 0.6%
477,000		Ford Motor Co., 6.625%, due 10/01/28	446,200
1,630,000	L	Ford Motor Co., 7.450%, due 07/16/31	1,644,091
1,713,000	L	General Motors Corp., 8.375%, due 07/15/33	1,779,725

			3,870,016

		Banks: 6.2%
660,000	@@, C	Australia & New Zealand Banking Group Ltd., 2.405%, due 10/29/49	576,519
1,070,000	@@, #	Banco Bradesco SA/Cayman Islands, 8.750%, due 10/24/13	1,171,650
1,104,000	@@, #	Banco Santander Chile/Pre-merger with Banco Santiago SA, 2.800%, due 12/09/09	1,106,683
1,641,000	@@, L	Banco Santander Santiago Chile SA, 7.375%, due 07/18/12	1,887,961
970,000	@@, @	Bank of Ireland, 2.770%, due 12/05/49	843,907
490,000	@@	Bank of Nova Scotia, 2.115%, due 08/31/85	409,533
1,136,000	C	BankAmerica Capital II, 8.000%, due 12/15/26	1,248,908
984,000	@@, #, C	Danske Bank A/S, 5.914%, due 12/29/49	1,043,797
1,240,000	@@, L	Den Norske Bank ASA, 2.115%, due 08/29/49	1,033,850
670,000	#, C	Dresdner Funding Trust I, 8.151%, due 06/30/31	830,684
1,046,000	@@, #, C	HBOS Capital Funding LP, 6.071%, due 06/30/49	1,123,092
3,200,000	@@, C	HSBC Bank PLC, 2.839%, due 06/29/49	2,782,108
1,590,000	@@	Lloyds TSB Bank PLC, 2.090%, due 08/29/49	1,363,929
1,570,000	@@, C	Lloyds TSB Bank PLC, 2.938%, due 06/29/49	1,400,236
1,614,000	#, C	M&T Bank Corp., 3.850%, due 04/01/13	1,598,326
1,159,000	C	Mellon Capital I, 7.720%, due 12/01/26	1,258,679
1,190,000	@@, C	National Australia Bank Ltd., 2.361%, due 10/29/49	1,039,579
1,710,000	@@, L	National Westminster Bank PLC, 2.563%, due 11/29/49	1,459,610
1,316,000	#, C	Rabobank Capital Funding II, 5.260%, due 12/29/49	1,341,400
2,583,000	#,C, +	Rabobank Capital Funding Trust, 5.254%, due 12/29/49	2,574,554
1,660,000	@@, C	Royal Bank of Canada, 2.750%, due 06/29/85	1,419,222
780,000	@@	Royal Bank of Scotland Group PLC, 2.938%, due 12/29/49	688,920
420,000	@@, C	Societe Generale, 2.705%, due 11/29/49	361,593
3,460,000	@@, C	Standard Chartered PLC, 2.813%, due 11/29/49	2,758,540
2,470,000	@@, C	Standard Chartered PLC, 2.838%, due 12/29/49	1,988,350
1,197,000	C	U.S. Bancorp, 8.090%, due 11/15/26	1,306,419
1,127,000	C	Wells Fargo Capital I, 7.960%, due 12/15/26	1,227,402
590,000	@@, C	Westpac Banking Corp., 2.338%, due 09/30/49	511,797
3,521,000	#, C	Westpac Capital Trust IV, 5.256%, due 12/29/49	3,494,482

			39,851,730

		Beverages: 0.9%
3,262,000	@@	Cia Brasileira de Bebidas, 8.750%, due 09/15/13	3,816,540
217,000	@@	Cia Brasileira de Bebidas, 10.500%, due 12/15/11	273,420
1,818,000	#	Miller Brewing Co., 4.250%, due 08/15/08	1,836,051

			5,926,011

		Chemicals: 0.1%
434,000	L	Dow Chemical Co., 5.750%, due 11/15/09	464,737
397,000	@@, #	Sociedad Quimica y Minera de Chile SA, 7.700%, due 09/15/06	421,041

			885,778

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Diversified Financial Services: 4.7%
9,135	@@, #, C	Canada, Inc., 8.000%, due 09/15/12	$9,843
434,000	@@, #, I, L	Alpine III, 2.840%, due 08/16/14	434,777
434,000	@@, #, I	Alpine III, 3.240%, due 08/16/14	434,668
276,000	@@, #, I	Alpine III, 5.040%, due 08/16/14	276,355
669,000	@@, #, I	Alpine III, 8.290%, due 08/16/14	670,072
524,586	@@, #	Arcel Finance Ltd., 5.984%, due 02/01/09	542,288
901,000	@@, #	Arcel Finance Ltd., 6.361%, due 05/01/12	913,437
996,000	@@, #	Arcel Finance Ltd., 7.048%, due 09/01/11	1,022,853
2,015,000	@@, #	Brazilian Merchant Voucher Receivables Ltd., 5.911%, due 06/15/11	2,004,925
1,153,000	C	Citigroup Capital II, 7.750%, due 12/01/36	1,254,969
1,269,000	#, C	Corestates Capital Trust I, 8.000%, due 12/15/26	1,387,632
1,532,000	#	Farmers Exchange Capital, 7.200%, due 07/15/48	1,563,843
570,000	@@	Financiere CSFB NV, 2.125%, due 03/29/49	475,381
1,653,000		Ford Motor Credit Co., 5.700%, due 01/15/10	1,669,852
559,000		Ford Motor Credit Co., 7.000%, due 10/01/13	593,585
2,457,000	#, C	HVB Funding Trust III, 9.000%, due 10/22/31	3,254,978
662,000	C	JPM Capital Trust I, 7.540%, due 01/15/27	713,615
1,341,000	C	JPM Capital Trust II, 7.950%, due 02/01/27	1,467,167
2,926,000	#, C	Mangrove Bay Pass-Through Trust, 6.102%, due 07/15/33	2,913,091
1,833,000	@@	Mantis Reef Ltd., 4.799%, due 11/03/09	1,831,085
320	@@, I	Nordea Kredit Realkreditaktieselskab, 6.000%, due 07/01/29	61
1,254,839	@@, #	PF Export Receivables Master Trust, 3.748%, due 06/01/13	1,218,417
2,168,171	@@, #	PF Export Receivables Master Trust, 6.436%, due 06/01/15	2,156,322
1,400,000	#, C	Twin Reefs Pass-Through Trust, 3.370%, due 12/10/49	1,407,966
1,521,000	@@, C	UFJ Finance Aruba AEC, 8.750%, due 11/29/49	1,699,623
15,000	C	Universal City Development Partners, 11.750%, due 04/01/10	17,794

			29,934,599

		Electric: 3.3%
3,432,000	@@, #, L	AES Gener SA, 7.500%, due 03/25/14	3,620,761
1,517,715	#	Allegheny Energy Supply Statutory Trust, 10.250%, due 11/15/07	1,730,195
160,042	#	Allegheny Energy Supply Statutory Trust, 13.000%, due 11/15/07	175,246
1,813,280		CE Generation LLC, 7.416%, due 12/15/18	1,958,910
1,839,000		Consumers Energy Co., 4.250%, due 04/15/08	1,858,420
502,000	@@, L	Empresa Nacional de Electricidad SA, 7.750%, due 07/15/08	554,543
1,125,000		FirstEnergy Corp., 6.450%, due 11/15/11	1,223,983
1,125,000		FirstEnergy Corp., 7.375%, due 11/15/31	1,288,765
927,000	#	Juniper Generation LLC, 6.790%, due 12/31/14	928,645
1,622,000		Monongahela Power Co., 7.360%, due 01/15/10	1,794,999
2,419,000	C	Ohio Power Co., 6.375%, due 07/15/33	2,550,688
209,472	#	Power Contract Financing LLC, 5.200%, due 02/01/06	211,472
1,077,000	#	Power Contract Financing LLC, 6.256%, due 02/01/10	1,128,420
384,092		PPL Montana LLC, 8.903%, due 07/02/20	434,264
619,295	#	Tenaska Virginia Partners LP, 6.119%, due 03/30/24	651,811
1,301,000	S	TXU Corp., 4.446%, due 11/16/06	1,314,654
1,000	#, C	TXU Energy Co. LLC, 2.838%, due 01/17/06	1,003

			21,426,779

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Food: 0.9%
809,000		Kroger Co., 7.250%, due 06/01/09	$907,027
1,480,000	S	Safeway, Inc., 4.800%, due 07/16/07	1,515,949
991,000		SUPERVALU, Inc., 7.875%, due 08/01/09	1,137,547
1,997,000		Tyson Foods, Inc., 7.250%, due 10/01/06	2,118,115

			5,678,638

		Gas: 0.2%
1,343,000	#, S	Williams Gas Pipelines Central, Inc., 7.375%, due 11/15/06	1,430,295

			1,430,295

		Healthcare-Services: 0.2%
1,157,000		HCA, Inc., 5.500%, due 12/01/09	1,158,608

			1,158,608

		Home Builders: 0.0%
54,000	C	Technical Olympic USA, Inc., 9.000%, due 07/01/10	58,050

			58,050

		Insurance: 1.2%
402,000	#	Farmers Insurance Exchange, 6.000%, due 08/01/14	408,414
547,000	#	Farmers Insurance Exchange, 8.625%, due 05/01/24	646,854
1,215,000	#	Monumental Global Funding II, 3.850%, due 03/03/08	1,219,064
1,890,000	C	North Front Pass-Through Trust, 5.810%, due 12/15/24	1,927,651
1,083,000	S	Prudential Financial, Inc., 4.104%, due 11/15/06	1,095,349
1,982,000	#, C	Zurich Capital Trust I, 8.376%, due 06/01/37	2,232,038

			7,529,370

		Media: 0.5%
1,785,000		Clear Channel Communications, Inc., 3.125%, due 02/01/07	1,759,112
1,106,000		COX Communications, Inc., 6.850%, due 01/15/18	1,180,299
232,000	@@, #, L	Rogers Cable, Inc., 6.750%, due 03/15/15	238,380

			3,177,791

		Mining: 0.4%
1,068,000	@@, #	Corp Nacional del Cobre de Chile, 5.500%, due 10/15/13	1,114,191
461,000		Vale Overseas Ltd., 8.250%, due 01/17/34	487,508
1,090,000		WMC Finance USA, 5.125%, due 05/15/13	1,088,682

			2,690,381

		Multi-National: 0.4%
2,576,000	@@	Corp Andina de Fomento, 6.875%, due 03/15/12	2,899,880

			2,899,880

		Oil and Gas: 1.9%
1,099,000	L	Amerada Hess Corp., 6.650%, due 08/15/11	1,210,172
1,518,000	@@, #	Empresa Nacional de Petroleo, 4.875%, due 03/15/14	1,485,770
20,000	C	Energy Partners Ltd., 8.750%, due 08/01/10	21,900
1,864,000	@@, #	Gazprom Intl. SA, 7.201%, due 02/01/20	1,975,839
1,166,000		Husky Energy, Inc., 6.150%, due 06/15/19	1,247,801
2,271,000	#, L	Pemex Project Funding Master Trust, 3.790%, due 06/15/10	2,335,723
382,000		Pemex Project Funding Master Trust, 7.375%, due 12/15/14	425,548
806,000	@@	Petroleos Mexicanos, 9.250%, due 03/30/18	1,001,455
1,605,000	@@, #, L	Tengizchevroil Finance Co S.ar.1, 6.124%, due 11/15/14	1,617,038
905,000		Valero Energy Corp., 8.750%, due 06/15/30	1,215,043

			12,536,289

		Packaging and Containers: 0.1%
674,000	#	Sealed Air Corp., 5.375%, due 04/15/08	700,818

			700,818

		Pipelines: 0.0%
20,000		Transcontinental Gas Pipe LN, 8.875%, due 07/15/12	24,425

			24,425

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Real Estate: 0.6%
1,621,000		EOP Operating LP, 7.750%, due 11/15/07	$1,790,200
234,000		Liberty Property LP, 6.375%, due 08/15/12	254,142
179,000	S	Liberty Property LP, 6.950%, due 12/01/06	191,015
1,412,000		Liberty Property LP, 7.750%, due 04/15/09	1,587,226

			3,822,583

		Real Estate Investment Trusts: 1.1%
2,345,000		Rouse Co., 7.200%, due 09/15/12	2,539,257
1,163,000		Rouse Co., 8.000%, due 04/30/09	1,280,965
1,245,000		Simon Property Group LP, 4.875%, due 03/18/10	1,269,844
2,163,000	S	Simon Property Group LP, 6.375%, due 11/15/07	2,309,202

			7,399,268

		Retail: 0.3%
39,000		Dollar General Corp., 8.625%, due 06/15/10	45,533
1,743,000		May Department Stores Co., 3.950%, due 07/15/07	1,746,986

			1,792,519

		Savings and Loans: 0.2%
1,104,000	C	Great Western Financial, 8.206%, due 02/01/27	1,206,466

			1,206,466

		Telecommunications: 0.8%
1,152,000		AT&T Corp., 9.750%, due 11/15/31	1,380,960
1,477,000		BellSouth Corp., 4.200%, due 09/15/09	1,482,422
819,000	+	Sprint Capital Corp., 4.780%, due 08/17/06	835,021
334,000	L	Sprint Capital Corp., 8.375%, due 03/15/12	407,429
1,178,000		Verizon Virginia, Inc., 4.625%, due 03/15/13	1,150,682

			5,256,514

		Transportation: 0.1%
853,000	@@, #	MISC Capital Ltd., 5.000%, due 07/01/09	880,862

			880,862

		Total Corporate Bonds/Notes
		(Cost $160,015,687)	162,128,559

U.S. GOVERNMENT AGENCY OBLIGATIONS(1): 31.2%
		Federal Home Loan Bank: 1.0%
6,380,000	L	3.250%, due 12/17/07	6,343,455

			6,343,455

		Federal Home Loan Mortgage Corporation: 6.7%
1,140,510	C	2.540%, due 05/25/31	1,141,140
851,171	C	2.560%, due 04/25/30	851,719
388,864	C	2.570%, due 01/25/32	389,273
12,885,000	C	2.700%, due 03/16/07	12,729,698
900,817		2.753%, due 02/15/32	904,367
1,957,308		3.053%, due 04/15/32	1,972,246
3,306,816		4.500%, due 04/01/14	3,307,666
2,000,000	W	5.500%, due 01/15/19	2,065,624
2,346,000	L	5.875%, due 03/21/11	2,536,167
2,277,000		6.000%, due 01/15/29	2,384,148
3,724,740		6.000%, due 01/15/29	3,890,872
3,198,945		6.000%, due 01/15/29	3,347,321
7,465,000	W	6.500%, due 01/15/34	7,833,584
13,476		7.500%, due 11/01/28	14,472

			43,368,297

		Federal National Mortgage Association: 23.3%
2,517,672	C	2.490%, due 04/25/35	2,515,406
197,607	C	2.620%, due 11/25/32	197,573
2,549,329		2.668%, due 08/25/33	2,561,177
753,439		2.810%, due 04/18/28	757,931

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Federal National Mortgage Association: 23.3% (continued)
756,473		2.859%, due 12/26/29	$755,872
219,048		2.868%, due 12/25/29	219,792
809,939		2.868%, due 10/25/33	813,722
6,050,000	C	2.875%, due 05/19/08	5,912,550
714,177		2.970%, due 01/25/32	713,516
2,187,000		4.750%, due 12/25/42	2,204,174
9,084,000		5.000%, due 01/15/20	9,228,781
50,732,000		5.000%, due 01/15/34	50,335,681
3,340,000		5.250%, due 08/01/12	3,471,085
5,579,350		5.275%, due 02/17/29	559,043
2,679,980		5.500%, due 01/15/20	2,769,593
18,774,000		5.500%, due 01/15/35	19,061,466
104,711		6.000%, due 08/01/16	109,825
9,196		6.000%, due 12/01/16	9,645
326,940		6.000%, due 03/01/17	342,908
2,934,531		6.000%, due 09/01/17	3,077,694
209,415		6.000%, due 11/01/17	219,643
1,596,909		6.000%, due 07/25/29	1,670,661
3,758,086		6.000%, due 07/25/29	3,930,564
2,325,511		6.000%, due 04/25/31	2,437,876
1,848,417		6.000%, due 08/01/33	1,913,777
12,609,000		6.000%, due 01/15/34	13,038,488
60,366		6.500%, due 07/01/29	63,430
318,152		6.500%, due 08/01/29	334,298
867,517		6.500%, due 04/01/30	911,543
3,549		6.500%, due 06/01/31	3,727
974,912		6.500%, due 07/01/31	1,025,351
3,326		6.500%, due 09/01/31	3,492
20,443		6.500%, due 09/01/31	21,467
396,540		6.500%, due 11/01/31	416,401
239,383		6.500%, due 04/01/32	251,336
95,517		6.500%, due 07/01/32	100,287
112,676		6.500%, due 08/01/32	118,302
21,047		6.500%, due 08/01/32	22,098
134,816		6.500%, due 08/01/32	141,548
272,226		6.500%, due 11/01/32	285,819
357,424		6.500%, due 01/01/33	375,271
238,603		6.500%, due 02/01/33	250,376
1,181,201		6.500%, due 12/01/33	1,239,484
6,619,000	W	6.500%, due 01/15/35	6,941,676
2,820,000	L	6.625%, due 11/15/10	3,190,836
142,750		7.000%, due 01/01/30	151,313
34,649		7.000%, due 01/01/30	36,771
10,646		7.000%, due 03/01/30	11,298
424,652		7.000%, due 06/01/31	450,927
1,773,000	W	7.000%, due 01/15/34	1,878,827
4,182		7.500%, due 09/01/30	4,482
15,627		7.500%, due 10/01/30	16,750
15,296		7.500%, due 10/01/30	16,394
9,457		7.500%, due 11/01/30	10,136
142,198		7.500%, due 02/01/32	152,458
1,156,818	C	7.500%, due 06/25/32	1,239,469
769,267	C	7.500%, due 12/25/41	825,164
1,484,386		7.500%, due 01/25/48	1,586,810

			150,905,984

		Government National Mortgage Association: 0.2%
19,001		3.375%, due 04/20/28	19,367
1,604,611		5.843%, due 06/16/31	168,874
3,244		6.500%, due 03/15/31	3,419

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Government National Mortgage Association: 0.2% (continued)
42,215		6.500%, due 08/15/31	$44,491
89,668		6.500%, due 10/15/31	94,502
50,600		6.500%, due 11/15/31	53,327
46,615		6.500%, due 07/15/32	49,129
337,304		6.500%, due 09/15/32	355,490
90,270		7.000%, due 04/15/26	96,279
56,958		7.000%, due 05/15/32	60,553
142,913		7.500%, due 12/15/22	154,637
16,266		7.500%, due 10/15/26	17,523
69,587		7.500%, due 07/15/29	74,776
924		7.500%, due 11/15/30	992
45,328		7.500%, due 12/15/30	48,702
74,541		7.500%, due 12/15/31	80,087
69,821		7.500%, due 05/15/32	75,007
64,510		7.500%, due 05/15/32	69,302

			1,466,457

		Total U.S. Government Agency Obligations
		(Cost $201,783,547)	202,084,193

U.S. TREASURY OBLIGATIONS: 19.2%
		U.S. Treasury Bonds: 11.5%
24,411,000	W, S, L	4.250%, due 11/15/14	24,482,524
31,669,000	S, L	5.375%, due 02/15/31	34,254,490
1,460,000	S	6.250%, due 08/15/23	1,709,740
4,739,000	C, S	10.375%, due 11/15/12	5,651,632
6,152,000	C, S, L	13.250%, due 05/15/14	8,550,320

			74,648,706

		U.S. Treasury Notes: 7.1%
15,284,000	S	1.125%, due 06/30/05	15,186,091
9,021,000		3.000%, due 12/31/06	9,011,844
6,010,000	S, L	3.000%, due 11/15/07	5,974,787
15,696,000	S, L	3.500%, due 12/15/09	15,624,881

			45,797,603

		U.S. Treasury STRIP: 0.6%
6,710,000	S	4.690%, due 05/15/16	3,983,700

			3,983,700

		Total U.S. Treasury Obligations
		(Cost $124,847,572)	124,430,009

ASSET-BACKED SECURITIES: 6.3%
		Automobile Asset-Backed Securities: 1.0%
2,500,000		Capital Auto Receivables Asset Trust, 2.750%, due 04/16/07	2,492,955
200,000	C	Capital One Auto Finance Trust, 3.180%, due 09/15/10	198,321
1,300,000		Household Automotive Trust, 2.310%, due 04/17/08	1,291,428
1,250,000	C	Nissan Auto Receivables Owner Trust, 2.050%, due 03/16/09	1,219,612
1,370,000	C	Nissan Auto Receivables Owner Trust, 2.610%, due 07/15/08	1,357,245
200,000	C	USAA Auto Owner Trust, 2.040%, due 02/16/10	196,605

			6,756,166

		Credit Card Asset-Backed Securities: 0.8%
560,000		Bank One Issuance Trust, 4.540%, due 09/15/10	568,631
530,000		Capital One Master Trust, 4.900%, due 03/15/10	547,425
800,000		Citibank Credit Card Issuance Trust, 3.100%, due 03/10/10	786,267
2,285,000		Citibank Credit Card Issuance Trust, 5.650%, due 06/16/08	2,362,723
1,020,000		Fleet Credit Card Master Trust II, 2.400%, due 07/15/08	1,013,166

			5,278,212

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Home Equity Asset-Backed Securities: 3.6%
988,266	C	Argent Securities, Inc., 2.740%, due 03/25/34	$987,839
723,259	C	Asset Backed Funding Certificates, 2.698%, due 11/25/33	723,575
671,592	XX, C	Bayview Financial Acquisition Trust, 2.918%, due 09/28/43	673,061
832,555	C	Centex Home Equity, 2.698%, due 01/25/34	833,336
553,733		Equity One ABS, Inc., 2.976%, due 09/25/33	553,159
2,584,444		GMAC Mortgage Corp Loan Trust, 2.648%, due 12/25/20	2,584,058
4,851,000		GSAA Trust, 5.242%, due 05/25/35	4,862,159
441,480	C	Merrill Lynch Mortgage Investors, Inc., 2.778%, due 07/25/34	441,982
3,402,961		New Century Home Equity Loan Trust, 2.668%, due 04/25/34	3,405,150
460,381	C	New Century Home Equity Loan Trust, 2.698%, due 07/25/30	460,763
526,041	C	New Century Home Equity Loan Trust, 2.700%, due 06/20/31	526,854
163,445	C	Residential Asset Mortgage Products, Inc., 2.728%, due 06/25/33	163,441
1,730,000		Residential Asset Securities Corp., 2.540%, due 01/25/35	1,730,000
393,967	C	Residential Asset Securities Corp., 2.648%, due 09/25/31	394,553
632,891	C	Residential Asset Securities Corp., 2.718%, due 06/25/32	634,540
585,492	+	Residential Asset Securities Corp., 2.728%, due 12/25/33	586,763
762,000		Residential Funding Mortgage Securities II, 3.450%, due 01/25/16	761,873
2,300,000		Saxon Asset Securities Trust, 3.960%, due 06/25/33	2,308,223

			22,631,329

		Other Asset-Backed Securities: 0.9%
540,900	C	Ameriquest Mortgage Securities, Inc., 2.720%, due 02/25/34	541,494
140,717	XX	Amortizing Residential Collateral Trust, 2.918%, due 05/25/32	140,629
1,805,250		Chase Funding Mortgage Loan Asset-Backed Certificates, 2.718%, due 07/25/33	1,807,493
25,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 2.734%, due 09/25/24	24,814
15,000		Chase Funding Mortgage Loan Asset-Backed Certificates, 4.045%, due 05/25/33	15,038
2,212,000	C	First Horizon Asset Back Trust, 2.420%, due 10/25/34	2,213,382
524,000		Popular ABS Mortgage Pass-Through Trust, 3.735%, due 12/25/34	522,256
524,000		Popular ABS Mortgage Pass-Through Trust, 4.000%, due 12/25/34	522,476
355,000		Residential Asset Mortgage Products, Inc., 2.140%, due 02/25/30	352,786

			6,140,368

		Total Asset-Backed Securities
		(Cost $40,877,317)	40,806,075

COLLATERALIZED MORTGAGE OBLIGATIONS: 26.5%
		Commercial Mortgage-Backed Securities: 5.3%
321,000		Bear Stearns Commercial Mortgage Securities, 4.030%, due 02/13/46	318,650
1,527,000	L	Bear Stearns Commercial Mortgage Securities, 4.170%, due 01/12/41	1,537,549
672,000	L	Capco America Securitization Corp., 6.260%, due 10/15/30	724,466
456,000		Capco America Securitization Corp., 6.460%, due 10/15/30	496,141

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Commercial Mortgage-Backed Securities: 5.3% (continued)
1,950,000		Chase Manhattan Bank-First Union National Bank, 7.439%, due 08/15/31	$2,206,755
1,810,000		COMM, 3.600%, due 03/10/39	1,783,776
1,041,240		CS First Boston Mortgage Securities Corp., 3.727%, due 03/15/35	1,025,544
1,000,000		DLJ Commercial Mortgage Corp., 6.460%, due 03/10/32	1,085,337
688,000		DLJ Commercial Mortgage Corp., 7.300%, due 06/10/32	774,208
2,935,471		GE Capital Commercial Mortgage Corp., 3.752%, due 07/10/39	2,930,678
691,000		GE Capital Commercial Mortgage Corp., 3.915%, due 11/10/38	683,712
483,000		GE Capital Commercial Mortgage Corp., 4.865%, due 07/10/39	493,325
1,700,000		JP Morgan Chase Commercial Mortgage Securities Corp., 4.223%, due 01/15/42	1,701,717
1,750,014		JP Morgan Chase Commercial Mortgage Securities Corp., 4.275%, due 01/12/37	1,759,025
2,960,000		JP Morgan Chase Commercial Mortgage Securities Corp., 6.244%, due 04/15/35	3,168,124
289,000		LB-UBS Commercial Mortgage Trust, 4.567%, due 06/15/29	294,677
2,961,000		LB-UBS Commercial Mortgage Trust, 6.226%, due 03/15/26	3,209,006
1,703,000		LB-UBS Commercial Mortgage Trust, 7.370%, due 08/15/26	1,946,889
400,000		Morgan Stanley Capital I, 7.020%, due 03/15/32	446,061
2,925,812		Mortgage Capital Funding, Inc., 6.663%, due 03/18/30	3,131,317
3,932,284		Prudential Commercial Mortgage Trust, 3.669%, due 02/11/36	3,871,248
400,000		Salomon Brothers Mortgage Securities VII, 7.520%, due 12/18/09	454,789

			34,042,994

		Whole Loan Collateral PAC: 0.9%
174,372	C	Countrywide Alternative Loan Trust, 2.818%, due 02/25/33	174,477
585,427		GSR Mortgage Loan Trust, 2.818%, due 10/25/32	585,618
1,069,715		MASTR Alternative Loans Trust, 2.818%, due 11/25/33	1,070,092
1,732,730		MASTR Alternative Loans Trust, 8.500%, due 05/25/33	1,761,811
967,469	C	Residential Funding Mtg Sec I, 2.820%, due 11/25/17	969,738
952,192		Washington Mutual, 2.818%, due 03/25/34	954,320

			5,516,056

		Whole Loan Collateralized Mortgage Obligations: 20.1%
640,213	C	ABN Amro Mortgage Corp., 2.918%, due 03/25/18	641,567
4,073,954	C	Banc of America Funding Corp., 5.750%, due 09/20/34	4,144,942
1,883,132		Bank of America Alternative Loan Trust, 2.868%, due 12/25/33	1,886,242
1,511,559	C	Bank of America Alternative Loan Trust, 5.500%, due 02/25/33	1,536,893
581,154		Bank of America Mortgage Securities, 2.868%, due 12/25/33	582,030
2,239,329	C	Bank of America Mortgage Securities, 5.000%, due 12/25/18	2,260,323
2,160,881		Bank of America Mortgage Securities, 5.000%, due 06/25/33	2,173,386
1,498,770	C	Bank of America Mortgage Securities, 5.250%, due 11/25/19	1,526,795

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Whole Loan Collateralized Mortgage Obligations: 20.1% (continued)
2,852,714	C	Bear Stearns Alt-A Trust, 2.738%, due 07/25/34	$2,852,227
614,711		Bear Stearns Asset Backed Securities, Inc., 5.625%, due 11/25/32	613,511
502,472	C	Citicorp Mortgage Securities, Inc., 2.870%, due 03/25/33	503,936
528,602		Citicorp Mortgage Securities, Inc., 2.918%, due 10/25/33	527,765
2,377,000		Countrywide Alternative Loan Trust, 2.720%, due 02/25/35	2,377,000
2,999,355		Countrywide Alternative Loan Trust, 2.770%, due 09/25/34	3,000,292
302,110	C	Countrywide Alternative Loan Trust, 2.818%, due 07/25/18	302,724
1,877,000	C	Countrywide Alternative Loan Trust, 3.250%, due 04/25/33	1,881,163
2,120,211	C	Countrywide Alternative Loan Trust, 5.000%, due 10/25/18	2,140,088
1,132,310		Countrywide Alternative Loan Trust, 5.000%, due 08/25/19	1,142,596
894,525	C	Countrywide Home Loan Mortgage Pass Through Trust, 2.918%, due 04/25/18	897,057
2,284,664	C	Countrywide Home Loan Mortgage Pass Through Trust, 5.000%, due 11/25/18	2,306,083
2,111,000	C	Countrywide Home Loan Mortgage Pass Through Trust, 6.000%, due 11/25/34	2,211,098
5,150,000	C	CS First Boston Mortgage Securities Corp., 4.140%, due 10/25/33	5,153,473
1,877,226	C	First Horizon Alternative Mortgage Securities, 4.835%, due 06/25/34	1,881,775
548,540	C	First Horizon Alternative Mortgage Securities, 5.362%, due 09/25/34	556,175
2,577,078		GMAC Mortgage Corp. Loan Trust, 5.250%, due 04/25/34	2,597,184
3,982,000		GMAC Mortgage Corp. Loan Trust, 5.500%, due 01/25/34	4,075,881
551,976		GSR Mortgage Loan Trust, 4.500%, due 08/25/19	556,255
2,519,674	C	GSR Mortgage Loan Trust, 6.500%, due 01/25/34	2,625,974
2,662,000	C, XX	Harborview Mortgage Loan Trust, 2.770%, due 01/19/35	2,662,000
2,018,541	C, XX	Homebanc Mortgage Trust, 2.848%, due 08/25/29	2,017,020
5,139,966	C	JP Morgan Mortgage Trust, 6.500%, due 11/25/34	5,372,199
3,618,000	C	MASTR Alternative Loans Trust, 5.500%, due 01/25/20	3,712,973
2,317,000	C	MASTR Alternative Loans Trust, 5.750%, due 09/25/34	2,390,100
3,951,846	C	MASTR Alternative Loans Trust, 6.000%, due 09/25/34	4,060,521
863,300		MASTR Alternative Loans Trust, 6.500%, due 05/25/33	882,740
438,467		MASTR Asset Securitization Trust, 2.868%, due 11/25/33	439,589
2,100,000		MASTR Asset Securitization Trust, 5.500%, due 09/25/34	2,109,473
5,540,567	C	MLCC Mortgage Investors, Inc., 2.648%, due 04/25/29	5,523,965
3,408,383	C	MLCC Mortgage Investors, Inc., 2.738%, due 10/25/28	3,410,318
2,018,605	C	MLCC Mortgage Investors, Inc., 2.738%, due 01/25/29	2,021,200
2,636,063	C	MLCC Mortgage Investors, Inc., 2.778%, due 04/25/29	2,638,860
2,961,752	C	Prime Mortgage Trust, 5.250%, due 11/25/19	3,023,596
621,338	C	Residential Accredit Loans, Inc., 2.868%, due 03/25/18	622,717
257,315	C	Residential Accredit Loans, Inc., 7.750%, due 05/25/27	256,980
2,109,000	C	Residential Asset Securitization Trust, 5.500%, due 11/25/34	2,118,061
3,061,000	C	Residential Funding Mtg. Sec. I, 5.750%, due 09/25/34	3,129,464
2,039,000	C	Sequoia Mortgage Trust, 2.683%, due 01/20/35	2,039,000
771,408	C	Sequoia Mortgage Trust, 2.720%, due 11/20/33	772,313
3,300,000		Structured Asset Securities Corp., 6.000%, due 03/25/34	3,390,963
1,665,284	C	Thornburg Mortgage Securities Trust, 2.768%, due 12/25/33	1,665,138
3,465,437	C	Thornburg Mortgage Securities Trust, 2.788%, due 09/25/34	3,473,614

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount			Value

		Whole Loan Collateralized Mortgage Obligations: 20.1% (continued)
3,393,000	XX	Washington Mutual, 2.510%, due 01/25/35	$3,393,000
2,813,556	C	Washington Mutual, 2.838%, due 06/25/44	2,815,183
4,555,361	C	Washington Mutual, 5.000%, due 06/25/18	4,600,915
2,884,194	C	Washington Mutual, 6.000%, due 06/25/34	2,963,509
1,345,523	C	Washington Mutual MSC Mortgage Pass-Through CTFS, 2.918%, due 01/25/18	1,346,069
854,018		Washington Mutual MSC Mortgage Pass-Through CTFS, 3.020%, due 03/25/33	855,740
711,599		Wells Fargo Mortgage Backed Securities Trust, 2.918%, due 02/25/34	711,026
1,938,000	C, XX	Wells Fargo Mortgage Backed Securities Trust, 3.989%, due 01/25/35	1,927,326
2,160,000	C	Wells Fargo Mortgage Backed Securities Trust, 4.500%, due 08/25/18	2,081,475

			131,381,482

		Whole Loan Collateralized Support CMO: 0.2%
1,116,260	C	Bank of America Mortgage Securities, 5.500%, due 11/25/33	1,119,878

			1,119,878

		Total Collateralized Mortgage Obligations
		(Cost $172,360,806)	172,060,410

MUNICIPAL BONDS: 0.3%
		City of New York: 0.3%
605,000		5.000%, due 11/01/08	654,047
605,000		5.000%, due 11/01/11	667,733
605,000	C	5.000%, due 11/01/15	664,018

		Total Municipal Bonds
		(Cost $1,987,199)	1,985,798

OTHER BONDS: 1.1%
		Sovereign: 1.1%
442,000	@@	Brazilian Government Intl. Bond, 12.250%, due 03/06/30	585,650
722,000	@@	Columbia Government Intl. Bond, 10.000%, due 01/23/12	837,520
1,004,000	@@	Dominican Republic Intl. Bond, 9.040%, due 01/23/13	855,910
457,943	@@	Federal Republic of Brazil, 3.125%, due 04/15/12	439,004
1,340,000	@@, +, L	Russia Government Intl. Bond, 5.000%, due 03/31/30	1,387,436
586,000	@@, L	Turkey Government Intl. Bond, 12.375%, due 06/15/09	738,360
458,000	@@	Ukraine Government Intl. Bond, 5.330%, due 08/05/09	486,030
462,000	@@, #, L	Ukraine Government Intl. Bond, 7.650%, due 06/11/13	494,340
840,678	@@, XX, S	Uruguay Government Intl. Bond, 10.500%, due 10/20/06	987,225
342,000	@@	Venezuela Government Intl. Bond, 8.500%, due 10/08/14	363,375

		Total Other Bonds
		(Cost $6,502,445)	7,174,850

Shares			Value

PREFERRED STOCK: 0.5%
		Banks: 0.4%
239	#	DG Funding Trust	$2,564,023

			2,564,023

		Electric: 0.1%
22,950	S	TECO Energy, Inc.	593,114

			593,114

		Total Preferred Stock
		(Cost $3,178,538)	3,157,137

WARRANTS: 0.0%
20	@	American Tower Corp.	4,610

		Total Warrants
		(Cost $1,502)	4,610

		Total Long-Term Investments
		(Cost $711,554,613)	713,831,641

PORTFOLIO OF INVESTMENTS
ING Intermediate Bond Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount				Value

SHORT-TERM INVESTMENTS: 24.1%
		Repurchase Agreement: 6.5%
$42,454,000	S	Goldman Sachs Repurchase Agreement dated 12/31/04, 2.230%, due 01/03/05, $42,461,889 to be received upon repurchase (Collateralized by $40,127,000 various U.S. Treasury Obligations, 5.000%-5.625%, Market Value plus accrued interest $43,303,270, due 05/15/08 – 08/15/11)		$42,454,000

		Total Repurchase Agreement
		(Cost $42,454,000)		42,454,000

		Securities Lending CollateralCC: 17.6%
113,816,000		The Bank of New York Institutional Cash Reserve Fund		113,816,000

		Total Securities Lending Collateral
		(Cost $113,816,000)		113,816,000

		Total Short-Term Investments
		(Cost $156,816,000)		156,270,000

		Total Investments In Securities
		(Cost $867,824,613)*	134.2%	$870,101,641
		Other Assets and Liabilities—Net	(34.2)	(221,975,478)

		Net Assets	100.0%	$648,126,163

	(1)	The Fund may invest in mortgage-backed securities (“MBS”), which represent interests in pools of mortgage loans. As the mortgages in the underlying mortgage pools are paid, these securities provide shareholders with payments consisting of both principal and interest. The timely payment of principal and interest on MBS securities issued or guaranteed by the Government National Mortgage Association (also known as “Ginnie Mae”) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, a privately capitalized, cooperative government-sponsored enterprise, are supported by the issuer’s right to borrow from the U.S. Treasury. Other obligations, such as those issued by the Federal National Mortgage Association (also known as “Fannie Mae”), are supported by the credit of the issuer. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. These securities are secured by the underlying collateral of the issuer.
	@	Non-income producing security
	@@	Foreign issuer
	+	Step-up basis bonds. Interest rates shown reflect current and future coupon rates.
	STRIP	Separate Trading of Registered Interest and Principal of Securities
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.
	C	Bond may be called prior to maturity date.
	cc	Securities purchased with cash collateral for securities loaned.
	W	When-issued or delayed delivery security.
	S	Segregated securities for futures, when-issued or delayed delivery securities held at December 31, 2004.
	I	Illiquid security
	L	Loaned security, a portion or all of the security is on loan at December 31, 2004.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.
	*	Cost for federal income tax purposes is $868,513,447. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$4,621,318
		Gross Unrealized Depreciation		(3,025,685)

		Net Unrealized Appreciation		$1,595,633

Information concerning open futures contracts at December 31, 2004 is shown below:

	No. of	Notional	Expiration	Unrealized
	Contracts	Market Value	Date	Gain(Loss)
Long Contracts
U.S. Long Bond	115	$12,937,500	03/31/2005	$100,050
Short Contracts
U.S. 5 Year Note	152	(16,648,750)	03/31/2005	(23,322)

Total Futures Contracts		$(3,711,250)		$76,728

Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 15% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets

Alpine III, 2.840%, due 08/16/14	434,000	8/4/04	$434,000	$434,777	0.1%
Alpine III, 3.240%, due 08/16/14	434,000	8/4/04	434,000	434,668	0.1%
Alpine III, 5.040%, due 08/16/14	276,000	8/4/04	276,000	276,355	0.0%
Alpine III, 8.290%, due 08/16/14	669,000	8/16/04	669,000	670,072	0.1%
Nordea Kredit Realkreditaktieselskab, 6.000%, due 07/01/29	320	4/16/04	61	61	0.0%

			$1,813,061	$1,815,933	0.3%

PORTFOLIO OF INVESTMENTS
ING Lexington Money Market Trust(1)	as of December 31, 2004 (Unaudited)

Principal
Amount			Value

CERTIFICATES OF DEPOSIT: 5.2%
$400,000		ABN AMRO Bank NV, 2.335%, due 03/18/05	$399,983
650,000	@@	Barclays Bank PLC, 1.913%, due 02/03/05	650,003
200,000		HSBC Bank, 1.555%, due 04/22/05	200,000
500,000		Royal Bank of Canada, 2.350%, due 03/30/05	499,982
400,000		Wells Fargo Bank, 2.420%, due 01/07/05	400,000

		Total Certificates of Deposit
		(Cost $2,149,968)	2,149,968

COLLATERALIZED MORTGAGE OBLIGATIONS: 7.3%
500,000	#, XX	Blue Heron Funding Ltd., 2.443%, due 05/18/05	500,000
500,000	#, XX	Blue Heron Funding Ltd., 2.443%, due 03/18/05	500,000
500,000	#, XX	Blue Heron Funding Ltd., 2.448%, due 02/23/05	500,000
400,000	#, XX	CHEYNE 2004-1A., 2.280%, due 11/10/05	400,000
300,000	#, I, XX	Newcastle CDO I Ltd., 2.447%, due 10/24/05	300,000
500,000	#, XX	Putnam Structured Product CDO, 2.423%, due 02/15/05	500,000
325,000	#, XX	Whitehawk CDO Funding Ltd., 2.520%, due 03/15/05	325,000

		Total Collateralized Mortgage Obligations
		(Cost $3,025,000)	3,025,000

COMMERCIAL PAPER: 34.4%
400,000	@@	ABS Bank Ltd., 2.210%, due 02/14/05	398,900
270,000	@@	ASB Bank Ltd., 2.280%, due 02/02/05	269,436
1,075,000		BellSouth Corp., 1.610%, due 01/05/05	1,074,760
500,000	#	Concord Minuteman Cap, 2.380%, due 01/11/06	499,992
500,000	#	Concord Minutemen Cap, 2.210%, due 01/13/05	499,602
900,000	#	Concord Minutemen Cap, 2.350%, due 01/09/06	899,999
800,000		Corporate Asset Funding Corp., 1.790%, due 01/06/05	799,761
400,000		Credit Suisse First Boston Corp., 1.950%, due 01/10/05	399,783
400,000		Credit Suisse First Boston Corp., 1.830%, due 01/12/05	399,756
1,300,000		Crown Point Capital Co., 2.020%, due 03/08/05	1,295,132
400,000		Galaxy Funding, 1.880%, due 01/13/05	399,728
400,000	#	Goldman Sachs Group, 2.388%, due 07/29/05	400,000
500,000	@@	Greenwich Capital Holdings, Inc., 2.358%, due 01/14/05	500,000
800,000		Household Financial Corp., 2.000%, due 01/11/05	799,511
400,000		Monument Gardens, 2.130%, due 01/18/05	399,575
400,000		Monument Gardens, 2.300%, due 01/24/05	399,387
350,000		Monument Gardens, 2.290%, due 01/24/05	349,466
800,000	#	St. Germain Holdings Ltd., 2.230%, due 01/28/05	798,614
350,000	#	St. Germain Holdings Ltd., 2.400%, due 02/14/05	348,952
411,000		Thunder Bay Funding, 2.020%, due 01/10/05	410,770
350,000		Thunder Bay Funding, 2.350%, due 01/26/05	349,429
600,000		Tulip Funding Corp., 2.040%, due 01/07/05	599,762
400,000		Tulip Funding Corp., 2.130%, due 01/10/05	399,764
400,000		Tulip Funding Corp., 2.240%, due 01/19/05	399,528
850,000	#	Verizon Global Funding, 2.600%, due 01/13/06	850,000
400,000		Windmill Funding Corp., 2.240%, due 01/20/05	399,504

		Total Commercial Paper
		(Cost $14,341,111)	14,341,111

CORPORATE BONDS/NOTES: 35.4%
250,000	@@	ABN AMRO Bank NV, 1.170%, due 01/03/05	249,983
350,000	#	American General Financial Corp., 2.403%, due 01/06/06	350,000
200,000	#	American Honda Finance, 2.140%, due 04/11/05	200,017
250,000	#	American Honda Finance, 2.370%, due 05/16/05	250,061
500,000		Associates Corp. NA, 2.649%, due 06/27/05	500,322
600,000		Bank One Corp., 7.625%, due 08/01/05	617,335
500,000		Bank One NA, 2.558%, due 07/26/05	500,509
500,000		Bear Stearns Cos., Inc., 2.351%, due 02/03/06	500,000
450,000		Bear Stearns Cos., Inc., 2.428%, due 01/28/06	450,000
500,000		Bear Stearns Cos., Inc., 2.460%, due 11/28/05	500,354

PORTFOLIO OF INVESTMENTS
ING Lexington Money Market Trust(1)	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount				Value

450,000		Credit Suisse First Boston USA, Inc., 2.508%, due 01/14/05		$450,070
325,000		Credit Suisse First Boston USA, Inc., 2.510%, due 02/08/05		325,098
900,000		General Electric Capital Corp., 2.615%, due 03/15/05		900,337
400,000	#	Goldman Sachs Group LP, 2.393%, due 01/13/06		400,000
500,000	@@, #	HBOS Treasury Services PLC, 2.270%, due 02/01/06		500,000
700,000	@@, #	HBOS Treasury Services PLC, 2.550%, due 01/24/06		700,000
250,000		J.P. Morgan Chase & Co., 2.769%, due 03/29/05		250,149
500,000		Merrill Lynch & Co., Inc., 1.978%, due 01/05/05		500,000
1,000,000	#, I	Money Market Trust Series A, 2.478%, due 01/09/06		1,000,000
450,000		Morgan Stanley, 2.523%, due 08/15/05		450,361
150,000		PNC Bank NA, 2.510%, due 05/18/05		150,137
500,000	#	The Bank of New York Co., Inc., 2.438%, due 01/27/06		500,000
350,000		Toyota Motor Credit Corp., 2.200%, due 02/07/05		350,016
805,000		Verizon Global Funding Corp., 6.750%, due 12/01/05		833,317
400,000		Wachovia Corp., 2.840%, due 03/31/05		400,394
1,525,000		Wal-Mart Stores, Inc., 2.296%, due 02/22/05		1,525,048
200,000		Washington Mutual Bank, 2.060%, due 07/18/05		200,000
400,000		Wells Fargo & Co., 2.310%, due 02/02/06		400,063
500,000		Wells Fargo & Co., 2.579%, due 09/29/05		500,249
300,000		Westpac Banking Corp., 2.450%, due 01/11/06		300,000

		Total Corporate Bonds/Notes
		(Cost $14,753,820)		14,753,820

U.S. GOVERNMENT AGENCY OBLIGATIONS(2): 10.8%
		Federal Home Loan Bank: 5.9%
350,000		1.400%, due 02/25/05		350,000
500,000		1.425%, due 04/04/05		500,000
400,000		1.470%, due 02/28/05		400,000
400,000		1.500%, due 03/01/05		400,000
500,000		1.600%, due 03/01/05		500,000
300,000		1.600%, due 05/16/05		300,000

				2,450,000

		Federal Home Loan Mortgage Corporation: 1.1%
450,000		1.500%, due 02/14/05		450,000

				450,000

		Federal National Mortgage Association: 3.8%
500,000		1.400%, due 02/25/05		500,000
500,000		1.550%, due 05/04/05		500,000
300,000		1.610%, due 05/13/05		300,000
300,000		1.630%, due 01/03/05		300,000

				1,600,000

		Total U.S. Government Agency Obligations
		(Cost $4,500,000)		4,500,000

REPURCHASE AGREEMENT: 7.1%
2,935,000		Goldman Sachs Repurchase Agreement dated 12/31/04, 2.230%, due 01/03/05, $2,935,545 to be received upon repurchase (Collateralized by $2,961,000 Federal Home Loan Mortgage Corporation, 4.300%, Market Value plus accrued interest $2,994,423, due 02/03/11)		2,935,000

		Total Repurchase Agreement
		(Cost $2,935,000)		2,935,000

		Total Investments In Securities
		(Cost $41,704,899)*	100.2%	$41,704,899
		Other Assets and Liabilities—Net	(0.2)	(73,587)

		Net Assets	$100.0%	$41,631,312

PORTFOLIO OF INVESTMENTS
ING Lexington Money Market Trust(1)	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount		Value

	(1)	All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.
	(2)	The Fund may invest in mortgage-backed securities (“MBS”), which represent interests in pools of mortgage loans. As the mortgages in the underlying mortgage pools are paid, these securities provide shareholders with payments consisting of both principal and interest. The timely payment of principal and interest on MBS securities issued or guaranteed by the Government National Mortgage Association (also known as “Ginnie Mae”) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, a privately capitalized, cooperative government-sponsored enterprise, are supported by the issuer’s right to borrow from the U.S. Treasury. Other obligations, such as those issued by the Federal National Mortgage Association (also known as “Fannie Mae”), are supported by the credit of the issuer. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. These securities are secured by the underlying collateral of the issuer.
	@@	Foreign Issuer
	I	Illiquid security
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors. At December 31, 2004, these securities totaled $11,222,237, or 27.0% of net assets.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.

Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 10% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets

Newcastle CDO I Ltd., 2.447%, due 10/24/05	300,000	10/23/03	$300,000	$300,000	0.7%
Money Market Trust Series A, 2.478%, due 01/09/06	1,000,000	3/12/03	1,000,000	1,000,000	2.4%

			$1,300,000	$1,300,000	3.1%

PORTFOLIO OF INVESTMENTS
ING Money Market Fund(1)	as of December 31, 2004 (Unaudited)

Principal
Amount			Value

CERTIFICATES OF DEPOSIT: 5.6%
$400,000		ABN AMRO Bank NV, 2.335%, due 03/18/05	$399,983
650,000	@@	Barclays Bank PLC, 1.913%, due 02/03/05	650,003
200,000		HSBC Bank, 1.555%, due 04/22/05	200,000
400,000		Royal Bank of Canada, 2.350%, due 03/30/05	399,985
400,000		Wells Fargo Bank, 2.420%, due 01/07/05	400,000

		Total Certificates of Deposit
		(Cost $2,049,971)	2,049,971

COLLATERALIZED MORTGAGE OBLIGATIONS: 9.2%
500,000	#, XX	Blue Heron Funding Ltd., 2.443%, due 05/18/05	500,000
500,000	#, XX	Blue Heron Funding Ltd., 2.443%, due 03/18/05	500,000
500,000	#, XX	Blue Heron Funding Ltd., 2.448%, due 02/23/05	500,000
400,000	#, XX	CHEYNE 2004-1A., 2.280%, due 11/10/05	400,000
600,000	#, I, XX	Newcastle CDO I Ltd., 2.447%, due 10/24/05	600,000
500,000	#, XX	Putnam Structured Product CDO, 2.423%, due 02/15/05	500,000
325,000	#, XX	Whitehawk CDO Funding Ltd., 2.520%, due 03/15/05	325,000

		Total Collateralized Mortgage Obligations
		(Cost $3,325,000)	3,325,000

COMMERCIAL PAPER: 25.5%
250,000	@@	ASB Bank Ltd., 2.280%, due 02/02/05	249,478
1,075,000		BellSouth Corp., 1.610%, due 01/05/05	1,074,760
500,000	#	Concord Minuteman Cap, 2.380%, due 01/11/06	499,992
550,000	#	Concord Minutemen Cap, 2.210%, due 01/13/05	549,562
650,000	#	Concord Minutemen Cap, 2.350%, due 01/09/06	650,000
400,000		Credit Suisse First Boston Corp., 1.830%, due 01/12/05	399,756
1,300,000		Crown Point Capital Co., 2.020%, due 03/08/05	1,295,133
400,000		Galaxy Funding, 1.880%, due 01/13/05	399,728
400,000	#	Goldman Sachs Group, 2.388%, due 07/29/05	400,000
500,000	@@	Greenwich Capital Holdings, Inc., 2.358%, due 01/14/05	499,999
300,000		Monument Gardens, 2.290%, due 01/24/05	299,542
300,000	#	St. Germain Holdings Ltd., 2.230%, due 01/18/05	299,666
400,000		Thunder Bay Funding, 2.020%, due 01/10/05	399,776
300,000		Thunder Bay Funding, 2.260%, due 01/26/05	299,510
400,000		Tulip Funding Corp., 2.130%, due 01/10/05	399,764
400,000		Tulip Funding Corp., 2.240%, due 01/19/05	399,528
1,150,000	#	Verizon Global Funding, 2.600%, due 01/13/06	1,150,000

		Total Commercial Paper
		(Cost $9,266,194)	9,266,194

CORPORATE BONDS/NOTES: 44.5%
250,000	@@	ABN AMRO Bank NV, 1.170%, due 01/03/05	249,983
325,000	#	American General Financial Corp., 2.403%, due 01/06/06	325,000
175,000	#	American Honda Finance, 2.140%, due 04/11/05	175,015
215,000	#	American Honda Finance, 2.370%, due 05/16/05	215,052
500,000		Associates Corp. NA, 2.649%, due 06/27/05	500,322
600,000		Bank One Corp., 7.625%, due 08/01/05	617,334
600,000		Bank One NA, 2.558%, due 07/26/05	600,611
500,000		Bear Stearns Cos., Inc., 2.351%, due 02/03/06	500,000
450,000		Bear Stearns Cos., Inc., 2.428%, due 01/28/06	450,000
500,000		Bear Stearns Cos., Inc., 2.460%, due 11/28/05	500,354
450,000		Credit Suisse First Boston USA, Inc., 2.508%, due 01/14/05	450,070
325,000		Credit Suisse First Boston USA, Inc., 2.510%, due 02/08/05	325,098
1,000,000		General Electric Capital Corp., 2.460%, due 02/09/05	999,999
600,000		General Electric Capital Corp., 2.615%, due 03/15/05	600,225
500,000	#	Goldman Sachs Group LP, 2.393%, due 01/13/06	500,000
700,000	@@, #	HBOS Treasury Services PLC, 2.270%, due 02/01/06	700,000
800,000	@@, #	HBOS Treasury Services PLC, 2.550%, due 01/24/06	800,000
250,000		J.P. Morgan Chase & Co., 2.769%, due 03/29/05	250,149
500,000		Merrill Lynch & Co., Inc., 1.978%, due 01/05/05	500,001

PORTFOLIO OF INVESTMENTS
ING Money Market Fund(1)	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount				Value

1,300,000	#, I	Money Market Trust Series A, 2.478%, due 01/09/06		$1,300,000
450,000		Morgan Stanley, 2.523%, due 08/15/05		450,361
150,000		PNC Bank NA, 2.510%, due 05/18/05		150,137
500,000	#	The Bank of New York Co., Inc., 2.438%, due 01/27/06		500,000
350,000		Toyota Motor Credit Corp., 2.200%, due 02/07/05		350,016
625,000		Verizon Global Funding Corp., 6.750%, due 12/01/05		647,011
800,000		Wachovia Corp., 2.840%, due 03/31/05		800,778
1,400,000		Wal-Mart Stores, Inc., 2.296%, due 02/22/05		1,400,043
200,000		Washington Mutual Bank, 2.060%, due 07/18/05		200,000
300,000		Wells Fargo & Co., 2.310%, due 02/02/06		300,048
500,000		Wells Fargo & Co., 2.579%, due 09/29/05		500,249
300,000		Westpac Banking Corp., 2.450%, due 01/11/06		300,000

		Total Corporate Bonds/Notes
		(Cost $16,157,856)		16,157,856

U.S. GOVERNMENT AGENCY OBLIGATIONS(2): 10.6%
		Federal Home Loan Bank: 6.0%
450,000		1.400%, due 02/25/05		450,000
500,000		1.425%, due 04/04/05		500,000
300,000		1.470%, due 02/28/05		300,000
300,000		1.500%, due 03/01/05		300,000
400,000		1.600%, due 03/01/05		400,000
200,000		1.600%, due 05/16/05		200,000

				2,150,000

		Federal Home Loan Mortgage Corporation: 1.2%
450,000		1.500%, due 02/14/05		450,000

				450,000

		Federal National Mortgage Association: 3.4%
450,000		1.400%, due 02/25/05		450,000
400,000		1.550%, due 05/04/05		400,000
200,000		1.610%, due 05/13/05		200,000
200,000		1.630%, due 01/03/05		200,000

				1,250,000

		Total U.S. Government Agency Obligations
		(Cost $3,850,000)		3,850,000

REPURCHASE AGREEMENT: 5.2%
1,880,000		Goldman Sachs Repurchase Agreement dated 12/31/04, 2.230%, due 01/03/05, $1,880,349 to be received upon repurchase (Collateralized by $1,328,000 U.S. Treasury Obligation, 8.875%, Market Value plus accrued interest $1,918,643, due 08/15/17)		1,880,000

		Total Repurchase Agreement
		(Cost $1,880,000)		1,880,000

		Total Investments In Securities
		(Cost $36,529,021)*	100.6%	$36,529,021
		Other Assets and Liabilities—Net	(0.6)	(225,351)

		Net Assets	100.0%	$36,303,670

	(1)	All securities with a maturity date greater than 13 months have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.
	(2)	The Fund may invest in mortgage-backed securities (“MBS”), which represent interests in pools of mortgage loans. As the mortgages in the underlying mortgage pools are paid, these securities provide shareholders with payments consisting of both principal and interest. The timely payment of principal and interest on MBS securities issued or guaranteed by the Government National Mortgage Association (also known to as “Ginnie Mae”) is backed by Ginnie Mae and the full faith and credit of the U.S. Government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Bank, a privately capitalized, cooperative government-sponsored enterprise, are supported by the issuer’s right to borrow from the U.S. Treasury. Others obligations, such as those issued by the Federal National Mortgage Association (also known as “Fannie Mae”), are supported by the credit of the issuer. MBS issued by private agencies are not government securities and are not directly guaranteed by any government agency. These securities are secured by the underlying collateral of the issuer.
	@@	Foreign Issuer
	I	Illiquid security
	#	Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors. At December 31, 2004, these securities totaled $11,389,287, or 31.4% of net assets.
	XX	Value of securities obtained from one or more dealers making markets in the securities in accordance with the Fund’s valuation procedures.

Pursuant to guidelines adopted by the Fund’s Board, the following securities have been deemed to be illiquid. The Fund currently limits investment in illiquid securities to 10% of the Fund’s net assets, at market value, at time of purchase.

		Initial			Percent
	Principal	Acquisition			of Net
Security	Amount	Date	Cost	Value	Assets

Newcastle CDO I Ltd., 2.447%, due 10/24/05	600,000	10/23/03	$600,000	$600,000	1.7%
Money Market Trust Series A, 2.478%, due 01/09/06	1,300,000	3/17/03	1,300,000	1,300,000	3.6%

			$1,900,000	$1,900,000	5.3%

PORTFOLIO OF INVESTMENTS
ING National Tax Exempt Bond Fund	as of December 31, 2004 (Unaudited)

Principal
Amount		Ratings(1)	Value

MUNICIPAL BONDS: 94.4%
	California: 13.8%
$330,000	California State Department of Veterans Affairs, 4.700%, due 12/01/09	AA2/AA-	$349,190
1,000,000	California State Department of Water Resources, 5.500%, due 05/01/07	A3/BBB+	1,068,770
200,000	Los Angeles County Metropolitan Transportation Authority, 6.000%, due 07/01/08	A1/A+	223,356
1,000,000	Pleasant Valley School District-Ventura County, Reference Series A, 5.850%, due 08/01/31	AAA/AAA	1,200,840
1,000,000	State of California, 5.000%, due 01/01/08	AAA/AAA	1,076,780

			3,918,936

	Colorado: 3.9%
1,000,000	Interlocken Metropolitan District Colorado Reference, Series A, 5.750%, due 12/15/19	NR/AA	1,099,220

			1,099,220

	Connecticut: 2.0%
520,000	Connecticut State Development Authority, 5.000%, due 10/15/23	Aaa/AAA	552,859

			552,859

	Florida: 2.9%
750,000	Gulf Breeze, Florida, 5.050%, due 12/01/20	AAA/AAA	811,215

			811,215

	Illinois: 10.7%
1,000,000	Chicago, Illinois Skyway Toll Bridge, 5.500%, due 01/01/31	Aaa/AAA	1,085,700
25,000	Chicago, Illinois Tax Increment Redevelopment Project, Series A, 5.000%, due 11/15/10	NR/A	26,814
500,000	Chicago O’Hare International Airport Revenue, 4.900%, due 01/01/07	AAA/AAA	505,200
1,250,000	De Kalb-Ogle Etc. Counties Community College District No 523, FSA Insured, 5.750%, due 02/01/11	Aaa/NR	1,400,837

			3,018,551

	Massachusetts: 11.6%
1,000,000	Massachusetts Development Finance Agency Revenue, Boston University, Series P, 6.000%, due 05/15/59	A3/BBB+	1,155,600
1,000,000	Massachusetts Housing Finance Agency, 3.700%, due 12/01/09	Aa3/AA-	1,015,680
1,000,000	Massachusetts State Port Authority, 5.750%, due 07/01/29	Aa3/A+	1,104,980

			3,276,260

	Nevada: 4.0%
1,100,000	Washoe County, Nevada Gas & Water Facilities, 6.300%, due 12/01/14	Aaa/AAA	1,131,790

			1,131,790

	New Mexico: 1.9%
500,000	New Mexico Finance Authority, 5.000%, due 04/01/16	AAA/AAA	545,380

			545,380

	New York: 16.8%
945,000	Albany Industrial Development Agency, 7.750%, due 01/01/10	NR/NR	1,060,715
500,000	Metropolitan Transportation Authority, 5.000%, due 11/15/22	Aaa/AAA	528,440
1,000,000	New York, NY, General Obligation, Series B, 5.000%, due 08/01/07	A2/A	1,061,810
1,000,000	New York State Dormitory Authority Revenue, Series C, 5.500%, due 07/01/15	Aaa/AAA	1,102,289
1,000,000	Tobacco Settlement Financing Authority, 5.000%, due 06/01/10	NR/AA-	1,011,420

			4,764,674

PORTFOLIO OF INVESTMENTS
ING National Tax Exempt Bond Fund	as of December 31, 2004 (Unaudited)(continued)

Principal
Amount			Ratings(1)	Value

		North Carolina: 1.2%
295,000		New Hanover County, North Carolina, 5.750%, due 11/01/12	Aa2/AA	$341,356

				341,356

		Ohio: 1.1%
225,000		Euclid City School District, 5.200%, due 12/01/10	Aaa/AAA	235,481
55,000		Lakota Local School District, School Improvement, 7.000%, due	AAA/AAA	66,794
		12/01/10

				302,275

		Oklahoma: 8.1%
1,000,000		Oklahoma State Industrial Authority Revenue Reference, Health System Obligation Group, Series A, 6.000%, due 08/15/19	Aaa/AAA	1,127,780
1,000,000		Payne County, Oklahoma Economic Development Authority, Student Housing Revenue, Collegiate Housing Foundation, Series A, 6.375%, due 06/01/30	Baa/NR	1,177,810

				2,305,590

		Pennsylvania: 3.6%
1,000,000		Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue, Jefferson Health System, 5.000%, due 05/15/18	A1/AA-	1,032,050

				1,032,050

		Rhode Island: 0.7%
35,000		Dunns Corner Fire District, 7.900%, due 06/01/05	NR/NR	35,794
35,000		Dunns Corner Fire District, 7.950%, due 06/01/06	NR/NR	37,532
35,000		Dunns Corner Fire District, 8.000%, due 06/01/07	NR/NR	39,175
35,000		Dunns Corner Fire District, 8.050%, due 06/01/08	NR/NR	40,595
35,000		Dunns Corner Fire District, 8.100%, due 06/01/09	NR/NR	41,912

				195,008

		Texas: 12.1%
1,000,000		Harris County Health Facilities Development Authority Revenue, Series B, 5.750%, due 07/01/27	Aa3/AAA	1,179,820
1,000,000		Laredo Independent School District, 5.500%, due 08/01/20	Aaa/AAA	1,092,840
1,050,000		San Felipe-Del Rio Consolidated Independent School District, 5.500%, due 08/15/19	Aaa/AAA	1,163,348

				3,436,008

		Total Investments In Securities
		(Cost $25,284,917)*	94.4%	$26,731,172
		Other Assets and Liabilities—Net	5.6	1,571,856

		Net Assets	100.0%	$28,303,028

	(1)	Credit ratings are provided by Moody’s Investor Service, Inc. and Standard and Poor’s Rating Group (Unaudited).
	*	Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$1,520,187
		Gross Unrealized Depreciation		(73,932)

		Net Unrealized Appreciation		$1,446,255

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Funds Trust

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy

James M. Hennessy
President and Chief Executive Officer

Date:	February 28, 2005

By	/s/ Michael J. Roland

Michael J. Roland
Executive Vice President and Chief Financial Officer

Date:	February 28, 2005